UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	1.00%
Actual		$ 1,000.00	$ 1,059.10	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	.99%
Actual		$ 1,000.00	$ 1,059.20	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class B	1.69%
Actual		$ 1,000.00	$ 1,055.30	$ 8.61
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class C	1.75%
Actual		$ 1,000.00	$ 1,055.40	$ 8.92
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,060.40	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of June 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.6	15.7
Buoni Poliennali del Tesoro	3.2	2.2
Japan Government	2.4	2.4
Canadian Government	2.4	2.4
United Kingdom, Great Britain and Northern Ireland	2.2	2.3
	26.8
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	9.8	9.6
Consumer Discretionary	9.6	8.0
Energy	6.8	7.0
Telecommunication Services	5.3	5.3
Industrials	4.7	5.3
Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
U.S. Government and U.S. Government Agency Obligations† 24.3%	U.S. Government and U.S. Government Agency Obligations† 25.2%
AAA,AA,A 10.2%	AAA,AA,A 11.2%
BBB 12.0%	BBB 11.6%
BB 17.1%	BB 18.1%
B 17.0%	B 19.7%
CCC,CC,C 8.2%	CCC,CC,C 8.3%
D 0.0%*	D 0.0%*
Not Rated 6.2%	Not Rated 1.8%
Other Investments 1.3%	Other Investments 1.4%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 2.7%

† Includes NCUA Guaranteed Notes.

* Amount represents less than 0.1%

Semiannual Report

Investment Changes (Unaudited) - continued

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*	As of December 31, 2013**
Preferred Securities 2.1%	Preferred Securities 0.9%
Corporate Bonds 41.7%	Corporate Bonds 44.7%
U.S. Government and U.S. Government Agency Obligations† 24.3%	U.S. Government and U.S. Government Agency Obligations† 25.2%
Foreign Government & Government Agency Obligations 23.5%	Foreign Government & Government Agency Obligations 22.4%
Bank Loan Obligations 3.2%	Bank Loan Obligations 2.4%
Stocks 1.3%	Stocks 1.4%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets (Liabilities) 3.7%	Short-Term Investments and Net Other Assets (Liabilities) 2.7%

* Foreign investments	37.7%	** Foreign investments	36.4%
* Futures and Swaps	1.6%	** Futures and Swaps	1.5%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.7%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.8%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	5,600	$ 9,686
4.7201% 7/31/18 (Reg. S)	GBP	2,500	4,510
Affinia Group, Inc. 7.75% 5/1/21		$ 1,015	1,068
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(k)		2,025	2,040
Chassix, Inc. 9.25% 8/1/18 (f)		7,635	8,303
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,631
6% 9/15/23		3,475	3,684
6.5% 2/15/19		3,770	3,973
6.75% 2/15/21		1,400	1,510
Delphi Corp. 5% 2/15/23		9,005	9,680
Exide Technologies 8.625% 2/1/18 (c)		2,135	1,281
International Automotive Components Group SA 9.125% 6/1/18 (f)		5,245	5,573
Lear Corp. 4.75% 1/15/23		6,305	6,273
Pittsburgh Glass Works LLC 8% 11/15/18 (f)		2,010	2,186
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		3,755	3,854
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,330	2,481
Tenneco, Inc. 6.875% 12/15/20		6,205	6,756
			76,489
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		7,620	8,277
8.25% 6/15/21		7,620	8,611
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	0
7.125% 7/15/49 (c)		1,605	0
7.2% 1/15/11 (c)		4,015	0
7.4% 9/1/25 (c)		500	0
7.7% 4/15/16 (c)		7,804	0
8.25% 7/15/23 (c)		4,845	0
8.375% 7/15/33 (c)		7,015	0
			16,888
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		$ 1,500	$ 1,553
LKQ Corp. 4.75% 5/15/23		1,090	1,075
			2,628
Diversified Consumer Services - 0.3%
Laureate Education, Inc. 9.25% 9/1/19 (f)		23,025	23,716
Hotels, Restaurants & Leisure - 1.8%
24 Hour Holdings III LLC 8% 6/1/22 (f)		1,760	1,751
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	17,280	7,391
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		25,700	26,086
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,551
FelCor Lodging LP 5.625% 3/1/23		4,185	4,311
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		1,850	1,910
4.875% 11/1/20 (f)		4,845	4,990
5.375% 11/1/23 (f)		3,845	3,989
Graton Economic Development Authority 9.625% 9/1/19 (f)		10,505	11,949
MCE Finance Ltd. 5% 2/15/21 (f)		11,220	11,332
Mohegan Tribal Gaming Authority 11% 9/15/18pay-in-kind (f)(k)		2,333	2,350
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,658
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		1,135	1,178
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		16,430	17,169
11% 10/1/21 (f)		17,454	18,763
Playa Resorts Holding BV 8% 8/15/20 (f)		4,750	5,118
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		4,360	4,349
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		7,515	7,703
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		522	59
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		7,305	7,068
5.375% 3/15/22		14,400	14,994
7.75% 8/15/20		8,875	9,674
Wynn Macau Ltd. 5.25% 10/15/21 (f)		4,625	4,752
			172,095
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		$ 3,165	$ 3,292
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,595	2,744
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,447
4.75% 2/15/23		2,020	2,015
5.75% 8/15/23		1,725	1,854
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,476
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	26,196
6.875% 2/15/21		6,200	6,691
7.125% 4/15/19		4,910	5,131
8.25% 2/15/21		6,920	7,526
8.5% 5/15/18 (e)		445	466
9.875% 8/15/19		4,100	4,541
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,505
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,661
8.375% 1/15/21		4,340	5,143
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,201
Toll Brothers Finance Corp.:
4.375% 4/15/23		6,055	5,949
5.875% 2/15/22		5,640	6,134
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,500
			99,472
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		4,010	4,200
Media - 3.6%
Altice S.A. 7.75% 5/15/22 (f)		24,970	26,655
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,080
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		980	1,007
5.625% 2/15/24 (f)		1,060	1,094
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 3/15/21		4,975	5,099
5.25% 9/30/22		7,240	7,349
6.5% 4/30/21		10,200	10,863
6.625% 1/31/22		8,220	8,837
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.375% 6/1/20		$ 5,685	$ 6,197
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		6,305	6,699
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,863
5.125% 12/15/22		1,470	1,505
Clear Channel Communications, Inc. 14% 2/1/21pay-in-kind (k)		14,575	14,892
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		7,985	8,524
6.5% 11/15/22		21,590	23,263
Columbus International, Inc. 7.375% 3/30/21 (f)		3,570	3,847
DISH DBS Corp.:
5% 3/15/23		17,325	17,650
5.125% 5/1/20		485	510
5.875% 7/15/22		28,685	31,123
6.75% 6/1/21		8,970	10,226
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		2,245	2,419
Liberty Media Corp. 8.5% 7/15/29		6,535	7,254
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		14,840	17,029
MDC Partners, Inc. 6.75% 4/1/20 (f)		5,465	5,766
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)(h)		2,335	2,353
Numericable Group SA:
4.875% 5/15/19 (f)		6,705	6,881
6% 5/15/22 (f)		27,965	29,084
6.25% 5/15/24 (f)		14,188	14,809
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,871
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,495	1,600
Regal Entertainment Group:
5.75% 6/15/23		9,410	9,669
5.75% 2/1/25		1,425	1,443
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,971
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		$ 5,800	$ 5,720
4.625% 5/15/23 (f)		2,450	2,346
5.25% 8/15/22 (f)		6,945	7,483
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,483
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,690	7,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		5,540	5,734
Wave Holdco LLC / Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(k)		955	980
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		955	962
6.75% 4/15/22 (f)		3,825	3,830
			343,095
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,615
CST Brands, Inc. 5% 5/1/23		1,320	1,320
HT Intermediate Holdings Corp. 12% 5/15/19pay-in-kind (f)(k)		2,275	2,423
L Brands, Inc. 5.625% 10/15/23		4,625	5,024
Limited Brands, Inc. 5.625% 2/15/22		6,880	7,448
Sally Holdings LLC 6.875% 11/15/19		3,305	3,578
Sonic Automotive, Inc. 5% 5/15/23		800	786
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		2,150	2,188
The Men's Wearhouse, Inc. 7% 7/1/22 (f)		1,580	1,635
			26,017
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20		4,650	5,028
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,063
Polymer Group, Inc.:
6.875% 6/1/19 (f)		1,720	1,748
7.75% 2/1/19		1,575	1,673
PVH Corp. 4.5% 12/15/22		10,925	10,761
			29,273
TOTAL CONSUMER DISCRETIONARY			793,873
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.5%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(k)		$ 4,195	$ 4,258
9.25% 2/15/19 (f)		8,755	9,434
ESAL GmbH 6.25% 2/5/23 (f)		10,175	10,022
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (f)		1,265	1,262
Rite Aid Corp.:
6.75% 6/15/21		14,625	15,832
9.25% 3/15/20		3,570	4,070
Roundy's Supermarket, Inc. 10.25% 12/15/20 (f)		1,125	1,188
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		1,465	1,604
Tops Markets LLC 8.875% 12/15/17		2,820	3,067
			50,737
Food Products - 0.6%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,233
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		6,105	6,532
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		8,240	8,343
H.J. Heinz Co. 4.25% 10/15/20		9,880	9,942
JBS Investments GmbH 7.25% 4/3/24 (f)		5,755	5,985
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)		2,960	3,175
8.25% 2/1/20 (f)		3,315	3,597
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		1,680	1,625
Post Holdings, Inc.:
6% 12/15/22 (f)		2,340	2,387
7.375% 2/15/22		1,055	1,141
7.375% 2/15/22 (f)		1,445	1,562
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,706
			51,228
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		1,415	1,521
6.625% 11/15/22		1,675	1,813
			3,334
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,650
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		1,235	1,167
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. 9% 10/1/18		$ 5,005	$ 5,293
Prestige Brands, Inc. 8.125% 2/1/20		770	859
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	19,207
			28,176
TOTAL CONSUMER STAPLES			133,475
ENERGY - 6.5%
Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,194
Basic Energy Services, Inc. 7.75% 10/15/22		3,640	4,068
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		3,200	3,248
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,896
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		2,515	2,666
McDermott International, Inc. 8% 5/1/21 (f)		4,380	4,500
Offshore Group Investment Ltd.:
7.125% 4/1/23		13,035	13,231
7.5% 11/1/19		2,265	2,395
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		9,695	10,252
Precision Drilling Corp.:
5.25% 11/15/24 (f)		4,310	4,343
6.5% 12/15/21		940	1,022
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	2,218
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,708
			54,741
Oil, Gas & Consumable Fuels - 5.9%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	7,382
4.875% 3/15/24		2,630	2,778
Afren PLC:
6.625% 12/9/20 (f)		2,315	2,390
10.25% 4/8/19 (Reg. S)		2,700	3,061
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21		3,175	3,112
6.625% 10/1/20		4,825	5,127
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20		4,800	5,532
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	2,080
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc.:
5.5% 4/1/23		$ 13,120	$ 14,104
6.5% 1/15/22		6,135	6,764
Continental Resources, Inc. 5% 9/15/22		7,215	7,846
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	7,004
6.125% 3/1/22 (f)		3,445	3,626
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		7,290	7,691
Denbury Resources, Inc. 5.5% 5/1/22		5,500	5,624
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		4,975	4,689
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,535
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		2,615	2,792
Energy Partners Ltd. 8.25% 2/15/18		11,490	12,294
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,496
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		3,780	3,991
Global Partners LP / GLP Finance Corp. 6.25% 7/15/22 (f)		1,030	1,030
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,712
Halcon Resources Corp.:
8.875% 5/15/21		4,140	4,451
9.75% 7/15/20		2,245	2,450
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		3,765	4,104
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	5,253
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	4,615	6,925
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		2,310	2,572
7% 5/5/20 (f)		3,500	3,981
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		2,675	2,623
5.75% 4/30/43 (f)		3,905	3,749
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (f)		3,810	3,953
5.625% 11/15/23 (f)		4,605	4,732
Kodiak Oil & Gas Corp. 5.5% 1/15/21		2,030	2,116
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22(Reg. S)		$ 5,910	$ 6,604
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		2,325	2,476
6.25% 6/15/22		6,243	6,820
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,880	3,802
Newfield Exploration Co. 5.625% 7/1/24		5,200	5,707
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,433
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		4,600	4,807
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (f)		2,400	2,502
7.25% 12/12/21 (f)		6,524	7,242
Pan American Energy LLC 7.875% 5/7/21 (f)		3,715	3,882
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	10,164
Pemex Project Funding Master Trust:
6.625% 6/15/35		10,810	12,729
6.625% 6/15/38		465	544
8.625% 12/1/23 (e)		500	637
Petrobras Global Finance BV 2.3665% 1/15/19 (k)		3,945	3,925
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,451
6.875% 1/20/40		6,450	6,756
8.375% 12/10/18		4,035	4,792
Petroleos de Venezuela SA:
4.9% 10/28/14		10,710	10,688
6% 11/15/26 (f)		5,305	3,422
8.5% 11/2/17 (f)		42,780	40,012
9% 11/17/21 (Reg. S)		3,065	2,605
9.75% 5/17/35 (f)		15,005	12,289
12.75% 2/17/22 (f)		8,730	8,828
Petroleos Mexicanos:
3.5% 1/30/23		4,655	4,546
4.875% 1/24/22		3,930	4,251
4.875% 1/18/24		3,495	3,748
4.875% 1/18/24 (f)		190	204
5.5% 1/21/21		5,510	6,185
5.5% 6/27/44		5,640	5,871
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6% 3/5/20		$ 1,990	$ 2,277
6.375% 1/23/45 (f)		7,555	8,773
6.5% 6/2/41		9,685	11,259
6.625% (f)(g)		17,143	17,786
PT Adaro Indonesia 7.625% 10/22/19 (f)		7,319	7,685
PT Pertamina Persero:
4.3% 5/20/23 (f)		2,930	2,771
4.3% 5/20/23 (Reg S.)		600	566
4.875% 5/3/22 (f)		5,190	5,151
5.25% 5/23/21 (f)		3,385	3,487
5.625% 5/20/43 (f)		2,830	2,540
5.625% 5/20/43 (Reg. S)		1,300	1,167
6% 5/3/42 (f)		4,020	3,759
6.5% 5/27/41 (f)		6,080	6,065
QEP Resources, Inc. 5.25% 5/1/23		5,955	6,089
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		4,060	4,436
Range Resources Corp.:
5% 8/15/22		6,060	6,424
5% 3/15/23		9,130	9,723
5.75% 6/1/21		2,030	2,192
Rice Energy, Inc. 6.25% 5/1/22 (f)		2,675	2,742
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,691
5.875% 6/1/22		4,750	4,964
Sabine Pass Liquefaction LLC:
5.625% 4/15/23		7,375	7,688
5.75% 5/15/24 (f)		6,320	6,589
SemGroup Corp. 7.5% 6/15/21		4,100	4,490
Southern Star Central Corp. 5.125% 7/15/22 (f)		2,570	2,589
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23		1,300	1,359
6.375% 8/1/22		1,995	2,170
6.875% 2/1/21		2,785	3,015
Teekay Corp. 8.5% 1/15/20		3,695	4,268
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,430
Tesoro Corp. 5.375% 10/1/22		3,340	3,490
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		1,010	1,063
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp.: - continued
6.125% 10/15/21		$ 2,735	$ 2,920
W&T Offshore, Inc. 8.5% 6/15/19		4,890	5,281
Western Refining, Inc. 6.25% 4/1/21		6,375	6,662
Whiting Petroleum Corp.:
5% 3/15/19		3,480	3,663
5.75% 3/15/21		3,480	3,811
WPX Energy, Inc. 6% 1/15/22		7,035	7,510
YPF SA:
8.75% 4/4/24 (f)		4,495	4,697
8.875% 12/19/18 (f)		7,140	7,533
Zhaikmunai International BV 7.125% 11/13/19 (f)		5,430	5,905
			562,171
TOTAL ENERGY			616,912
FINANCIALS - 6.7%
Banks - 1.1%
Banco Daycoval SA 5.75% 3/19/19 (f)		2,175	2,269
Banco de Galicia y Buenos Aires SA 16% 1/1/19(Reg. S)		1,140	1,197
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,580	4,924
CIT Group, Inc.:
5% 8/15/22		8,305	8,596
5.375% 5/15/20		10,385	11,148
5.5% 2/15/19 (f)		10,070	10,913
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		1,745	1,656
Development Bank of Philippines 8.375% (g)(k)		6,540	6,993
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	137,400	2,246
FBN Finance Co. BV 8.25% 8/7/20 (f)(k)		2,080	2,158
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,850	4,976
6.25% 4/30/19 (f)		5,545	5,726
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		6,095	6,522
7.75% 7/5/17 (Reg. S)		1,100	1,177
HSBK BV 7.25% 5/3/17 (f)		3,970	4,283
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		2,170	2,316
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Banks - continued
RSHB Capital SA 6% 6/3/21 (f)(k)		$ 1,535	$ 1,543
SB Capital SA 5.5% 2/26/24 (f)(k)		4,040	3,929
Vnesheconombank Via VEB Finance PLC 6.902% 7/9/20 (f)		3,105	3,377
Volkswagen Bank GmbH 1.5% 2/13/19 (Reg. S)	EUR	2,550	3,564
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (f)		1,530	1,566
6.75% 2/8/17 (f)		5,525	5,912
Zenith Bank PLC 6.25% 4/22/19 (f)		3,095	3,084
			100,075
Capital Markets - 0.1%
Morgan Stanley, Inc. 2.375% 3/31/21 (Reg. S)	EUR	6,000	8,486
Consumer Finance - 2.7%
Ally Financial, Inc.:
7.5% 9/15/20		47,655	57,424
8% 3/15/20		32,755	39,797
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		2,105	2,273
General Motors Acceptance Corp. 8% 11/1/31		27,890	35,664
GMAC LLC 8% 11/1/31		64,378	82,243
SLM Corp.:
5.5% 1/25/23		22,735	22,536
7.25% 1/25/22		12,720	14,072
8% 3/25/20		7,185	8,308
			262,317
Diversified Financial Services - 1.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.5% 5/15/21 (f)		8,055	8,196
Aquarius Investments Luxemburg 8.25% 2/18/16		5,805	5,994
Barry Callebaut Services NV 5.5% 6/15/23 (f)		5,915	6,239
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		11,060	10,341
City of Buenos Aires 9.95% 3/1/17 (f)		5,720	5,797
Comcel Trust 6.875% 2/6/24 (f)		2,325	2,511
GTB Finance BV:
6% 11/8/18 (f)		5,530	5,502
7.5% 5/19/16 (f)		3,875	4,064
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		4,195	4,583
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		7,260	7,478
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
5.875% 2/1/22		$ 18,530	$ 19,410
6% 8/1/20		25,690	27,520
Imperial Tobacco Finance:
2.25% 2/26/21 (Reg. S)	EUR	2,450	3,456
3.375% 2/26/26 (Reg. S)	EUR	4,400	6,439
4.875% 6/7/32 (Reg. S)	GBP	1,500	2,623
Landry's Acquisition Co. 9.375% 5/1/20 (f)		905	996
Magnesita Finance Ltd. 8.625% (f)(g)		2,595	2,569
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		3,320	3,353
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		4,520	4,757
Pacnet Ltd. 9% 12/12/18 (f)		305	330
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		3,635	4,039
TMK Capital SA 7.75% 1/27/18		10,425	10,816
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,450	7,343
			154,356
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		6,445	6,904
Real Estate Investment Trusts - 0.6%
Crown Castle International Corp. 5.25% 1/15/23		8,270	8,621
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (f)		700	705
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		4,335	4,649
6.875% 5/1/21		7,955	8,671
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		13,845	14,678
7.5% 2/15/20		4,860	5,225
Prologis LP 3% 6/2/26	EUR	6,000	8,304
The Geo Group, Inc. 5.125% 4/1/23		1,910	1,910
			52,763
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		7,430	7,504
6.625% 10/15/20		5,565	5,906
Howard Hughes Corp. 6.875% 10/1/21 (f)		10,865	11,626
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		$ 285	$ 279
11.5% 7/20/20 (Reg. S)		15	16
KWG Property Holding Ltd. 12.5% 8/18/17 (f)		2,335	2,498
Realogy Corp. 9% 1/15/20 (f)		3,740	4,254
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		7,370	7,481
7.75% 4/15/20 (f)		2,754	3,009
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		2,545	2,551
5.875% 6/15/24 (f)		6,140	6,317
			51,441
TOTAL FINANCIALS			636,342
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.2%
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	6,095
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,107
5.875% 3/15/22		19,190	20,797
5.875% 5/1/23		7,155	7,486
6.25% 2/15/21		5,850	6,281
6.5% 2/15/20		9,920	11,160
7.5% 2/15/22		12,110	13,972
7.75% 5/15/21		6,743	7,392
HealthSouth Corp. 5.75% 11/1/24		3,000	3,173
InVentiv Health, Inc. 11% 8/15/18 (f)		905	864
LifePoint Hospitals, Inc. 5.5% 12/1/21 (f)		2,205	2,315
MPH Acquisition Holdings LLC 6.625% 4/1/22 (f)		2,060	2,158
ResCare, Inc. 10.75% 1/15/19		2,735	2,988
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	3,152
5.5% 2/1/21		2,250	2,363
Tenet Healthcare Corp.:
5% 3/1/19 (f)		2,235	2,266
6.875% 11/15/31		11,540	11,165
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Truven Health Analytics, Inc. 10.625% 6/1/20		$ 4,285	$ 4,703
UHS Escrow Corp. 7% 10/1/18		1,020	1,068
			115,505
Pharmaceuticals - 0.5%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		9,870	10,968
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		1,340	1,437
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		3,070	3,147
6.75% 8/15/21 (f)		9,090	9,681
7.5% 7/15/21 (f)		7,215	7,991
VPI Escrow Corp. 6.375% 10/15/20 (f)		18,005	19,130
			52,354
TOTAL HEALTH CARE			167,859
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	584
12% 11/1/14 pay-in-kind		1,552	1,540
Bombardier, Inc. 6.125% 1/15/23 (f)		4,810	4,954
GenCorp, Inc. 7.125% 3/15/21		1,340	1,464
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		15,595	16,492
7.125% 3/15/21		1,675	1,830
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,978
			31,842
Airlines - 0.6%
Air Canada:
5.375% 11/15/22 (f)		1,659	1,717
7.75% 4/15/21 (f)		3,800	4,038
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,291
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,555	3,749
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		749	812
6.125% 4/29/18 (f)		1,720	1,840
7.25% 11/10/19		4,055	4,745
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,354	9,857
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates: - continued
8.021% 8/10/22		$ 2,900	$ 3,393
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,440	2,431
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,847	2,124
8.028% 11/1/17		493	558
U.S. Airways Group, Inc. 6.125% 6/1/18		7,310	7,721
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,380	5,135
Series 2012-2 Class B, 6.75% 12/3/22		1,799	1,963
Series 2013-1 Class B, 5.375% 5/15/23		2,310	2,391
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		5,111	5,852
United Continental Holdings, Inc. 6.375% 6/1/18		960	1,037
			60,654
Commercial Services & Supplies - 0.9%
ADT Corp. 6.25% 10/15/21		13,075	13,860
APX Group, Inc.:
6.375% 12/1/19		3,875	4,020
8.75% 12/1/20		5,655	5,740
Bakercorp International, Inc. 8.25% 6/1/19		2,915	3,010
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		3,420	3,651
Cenveo Corp.:
6% 8/1/19 (f)		2,480	2,480
8.5% 9/15/22 (f)		4,265	4,233
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,117
5.25% 8/1/20		3,395	3,501
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,229
7.25% 12/1/20		4,940	5,385
Garda World Security Corp. 7.25% 11/15/21 (f)		1,825	1,919
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,931
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		2,955	3,154
R.R. Donnelley & Sons Co.:
6% 4/1/24		1,925	1,944
7% 2/15/22		3,500	3,859
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.: - continued
7.875% 3/15/21		$ 4,975	$ 5,721
TMS International Corp. 7.625% 10/15/21 (f)		970	1,035
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,677
			81,466
Construction & Engineering - 0.2%
Cementos Progreso Trust 7.125% 11/6/23 (f)		2,015	2,176
MasTec, Inc. 4.875% 3/15/23		5,255	5,176
Odebrecht Finance Ltd. 7.5% (f)(g)		10,645	10,978
			18,330
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		2,505	2,486
6.5% 5/15/19 (f)		5,310	5,649
			8,135
Machinery - 0.2%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		1,700	1,815
Schaeffler Finance BV 4.75% 5/15/21 (f)		4,880	5,026
Terex Corp. 6% 5/15/21		12,145	13,086
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (f)(k)		800	852
			20,779
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		5,205	5,439
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		5,710	5,881
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		4,035	4,196
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		3,240	3,507
			19,023
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (f)		2,375	2,660
Swift Services Holdings, Inc. 10% 11/15/18		5,120	5,478
Western Express, Inc. 12.5% 4/15/15 (f)		4,010	3,248
			11,386
Trading Companies & Distributors - 1.5%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		1,185	1,306
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.:
4.625% 12/15/18		$ 3,405	$ 3,507
6.25% 12/1/19		5,850	6,406
7.625% 4/15/20		3,750	4,378
International Lease Finance Corp.:
3.875% 4/15/18		7,100	7,278
4.625% 4/15/21		6,645	6,861
5.875% 4/1/19		19,260	21,186
5.875% 8/15/22		5,215	5,697
6.25% 5/15/19		19,100	21,392
7.125% 9/1/18 (f)		4,539	5,265
8.25% 12/15/20		21,490	26,540
8.625% 1/15/22		21,585	27,089
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		1,505	1,595
			138,500
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		6,730	7,067
TOTAL INDUSTRIALS			397,182
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)		7,530	8,019
8.875% 1/1/20 (f)		2,695	3,052
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		4,255	4,510
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,230
Lucent Technologies, Inc.:
6.45% 3/15/29		15,280	15,127
6.5% 1/15/28		4,220	4,178
			38,116
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,785	4,917
5% 2/15/23		2,495	2,582
Jabil Circuit, Inc. 4.7% 9/15/22		2,650	2,683
			10,182
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		$ 3,550	$ 3,767
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,874
j2 Global, Inc. 8% 8/1/20		3,460	3,745
VeriSign, Inc. 4.625% 5/1/23		4,375	4,322
			15,708
IT Services - 0.4%
Audatex North America, Inc.:
6% 6/15/21 (f)		9,200	9,821
6.125% 11/1/23 (f)		1,345	1,436
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		2,360	2,726
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (f)		4,825	4,873
First Data Corp.:
11.25% 1/15/21		3,945	4,606
11.75% 8/15/21		14,430	17,118
			40,580
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 7% 7/1/24 (f)		4,430	4,524
Entegris, Inc. 6% 4/1/22 (f)		1,275	1,313
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		5,520	5,534
5.75% 2/15/21 (f)		5,005	5,262
5.75% 3/15/23 (f)		11,595	12,189
			28,822
Software - 0.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		18,545	19,982
6.125% 9/15/23 (f)		4,825	5,308
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(k)		1,885	1,927
Nuance Communications, Inc. 5.375% 8/15/20 (f)		2,445	2,531
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(k)		3,425	3,562
			33,310
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.75% 6/1/23 (f)		$ 9,740	$ 9,813
4.75% 1/1/25 (f)		4,335	4,302
			14,115
TOTAL INFORMATION TECHNOLOGY			180,833
MATERIALS - 3.5%
Chemicals - 1.4%
Axiall Corp. 4.875% 5/15/23		1,585	1,577
Chemtura Corp. 5.75% 7/15/21		2,355	2,443
Eagle Spinco, Inc. 4.625% 2/15/21		2,690	2,670
Hexion U.S. Finance Corp. 6.625% 4/15/20		11,765	12,471
LSB Industries, Inc. 7.75% 8/1/19		1,680	1,798
Momentive Performance Materials, Inc. 10% 10/15/20		17,435	18,568
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		44,218	47,203
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		2,020	2,113
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(k)		7,545	7,869
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		3,380	3,684
PolyOne Corp.:
5.25% 3/15/23		3,085	3,170
7.375% 9/15/20		1,845	2,004
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)		3,435	3,607
8.25% 1/15/21 (f)		1,730	1,817
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		2,120	2,141
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		1,680	1,793
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,245	1,391
TPC Group, Inc. 8.75% 12/15/20 (f)		7,335	8,124
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		9,985	10,759
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,450	2,671
			137,873
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
Prince Mineral Holding Corp. 11.75% 12/15/19 (f)		$ 1,685	$ 1,900
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,215	3,400
			5,300
Containers & Packaging - 0.7%
Ardagh Finance Holdings SA 8.625% 6/15/19pay-in-kind (f)(k)		11,300	11,598
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)(h)		1,680	1,681
6.25% 1/31/19 (f)		2,410	2,470
6.75% 1/31/21 (f)		2,790	2,881
7% 11/15/20 (f)		530	549
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		5,435	5,571
6% 6/15/17 (f)		2,720	2,788
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		2,060	2,070
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,523
7.5% 12/15/96		3,685	3,501
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,586
Sappi Papier Holding GmbH 7.75% 7/15/17 (f)		2,355	2,620
Sealed Air Corp. 5.25% 4/1/23 (f)		2,540	2,578
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,840
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		2,710	3,028
			65,284
Metals & Mining - 1.2%
Aleris International, Inc.:
6% 6/1/20 (f)		33	66
9% 12/15/14 pay-in-kind (c)(k)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (f)		7,085	7,838
Edgen Murray Corp. 8.75% 11/1/20 (f)		3,848	4,396
EVRAZ Group SA:
6.5% 4/22/20 (f)		2,625	2,448
8.25% 11/10/15 (f)		7,465	7,796
9.5% 4/24/18 (Reg. S)		4,950	5,327
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		4,222	4,064
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		3,308	3,407
7% 2/15/21 (f)		5,078	5,224
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
First Quantum Minerals Ltd.: - continued
7.25% 5/15/22 (f)		$ 4,260	$ 4,441
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		5,365	4,936
4.875% 10/7/20 (Reg. S)		400	368
Metinvest BV:
8.75% 2/14/18 (Reg. S)		455	396
10.25% 5/20/15 (f)		10,315	9,928
10.25% 5/20/15 (Reg. S)		250	241
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (e)(f)		2,265	974
Mirabela Nickel Ltd. 8.75% 4/15/18 (c)(f)		1,135	261
New Gold, Inc. 7% 4/15/20 (f)		1,480	1,582
Nord Gold NV 6.375% 5/7/18 (f)		7,775	7,688
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		8,070	7,989
5.625% 4/29/20 (Reg. S)		500	495
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		7,005	7,495
11.25% 10/15/18		10,610	11,830
Southern Copper Corp.:
6.75% 4/16/40		2,285	2,484
7.5% 7/27/35		3,875	4,511
Steel Dynamics, Inc. 5.25% 4/15/23		2,365	2,448
Walter Energy, Inc. 9.5% 10/15/19 (f)		5,735	5,821
			114,454
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,516
NewPage Corp.:
0% 5/1/49 (c)(k)		1,770	0*
11.375% 12/31/14 (c)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		5,480	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		7,010	7,378
			8,894
TOTAL MATERIALS			331,805
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 2.1%
Altice Financing SA:
6.5% 1/15/22 (f)		$ 10,799	$ 11,501
7.875% 12/15/19 (f)		4,820	5,275
Altice Finco SA:
8.125% 1/15/24 (f)		8,730	9,625
9.875% 12/15/20 (f)		5,655	6,517
Citizens Communications Co.:
7.875% 1/15/27		4,895	5,060
9% 8/15/31		3,655	3,938
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,796
Eileme 2 AB 11.625% 1/31/20 (f)		9,395	11,227
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,990	5,377
Frontier Communications Corp. 8.5% 4/15/20		12,120	14,302
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		3,105	3,365
7.375% 7/29/20		620	672
Koninklijke KPN NV 3.25% 2/1/21	EUR	8,064	11,952
Level 3 Communications, Inc. 8.875% 6/1/19		1,640	1,794
Level 3 Financing, Inc. 8.125% 7/1/19		3,845	4,196
Lynx I Corp. 5.375% 4/15/21 (f)		3,220	3,381
Lynx II Corp. 6.375% 4/15/23 (f)		1,820	1,975
Sprint Capital Corp.:
6.875% 11/15/28		21,420	21,634
8.75% 3/15/32		9,551	11,031
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (f)		2,785	2,997
6.75% 12/13/22 (Reg. S)		200	215
TW Telecom Holdings, Inc.:
5.375% 10/1/22		13,160	14,394
5.375% 10/1/22		5,155	5,638
6.375% 9/1/23		5,780	6,575
U.S. West Communications:
6.875% 9/15/33		2,535	2,550
7.25% 9/15/25		535	629
7.25% 10/15/35		1,455	1,507
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,132
Wind Acquisition Finance SA:
4.75% 7/15/20 (f)(h)		10,675	10,756
7.375% 4/23/21 (f)		10,660	11,380
			197,391
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	54,500	$ 4,166
Digicel Group Ltd.:
6% 4/15/21 (f)		$ 28,925	29,865
7% 2/15/20 (f)		980	1,034
7.125% 4/1/22 (f)		31,140	32,463
8.25% 9/1/17 (f)		1,385	1,425
8.25% 9/30/20 (f)		50,155	54,669
Intelsat Jackson Holdings SA:
5.5% 8/1/23		19,610	19,512
7.25% 4/1/19		11,235	11,951
7.25% 10/15/20		5,620	6,056
7.5% 4/1/21		11,095	12,149
Millicom International Cellular SA 4.75% 5/22/20 (f)		2,560	2,560
MTS International Funding Ltd. 8.625% 6/22/20 (f)		9,315	11,019
NII International Telecom S.C.A.:
7.875% 8/15/19 (f)		4,120	3,564
11.375% 8/15/19 (f)		2,380	2,106
Sprint Corp. 7.125% 6/15/24 (f)		6,730	7,134
T-Mobile U.S.A., Inc.:
6.125% 1/15/22		7,790	8,257
6.25% 4/1/21		15,470	16,437
6.5% 1/15/24		15,740	16,795
6.625% 4/1/23		18,651	20,236
6.633% 4/28/21		7,440	8,054
6.731% 4/28/22		3,775	4,072
6.836% 4/28/23		4,520	4,921
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		3,615	3,800
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		13,470	14,716
VimpelCom Holdings BV 9% 2/13/18 (Reg S.)	RUB	27,850	788
			297,749
TOTAL TELECOMMUNICATION SERVICES			495,140
UTILITIES - 2.3%
Electric Utilities - 0.1%
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,600	1,700
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		3,664	2,821
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Majapahit Holding BV 7.75% 1/20/20 (f)		$ 2,110	$ 2,469
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	4,187
			11,177
Gas Utilities - 0.4%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,895	4,197
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,411
8% 3/1/32		3,400	4,646
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,581
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,721	2,959
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		9,943	10,141
			32,935
Independent Power Producers & Energy Traders - 1.8%
Calpine Corp.:
7.5% 2/15/21 (f)		5,058	5,488
7.875% 7/31/20 (f)		6,547	7,103
7.875% 1/15/23 (f)		14,796	16,498
Energy Future Holdings Corp.:
10.875% 11/1/17		10,985	13,402
11.25% 11/1/17 pay-in-kind (c)(k)		8,822	10,763
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21		30,866	35,805
12.25% 3/1/22 (f)		31,045	38,185
Listrindo Capital BV 6.95% 2/21/19 (f)		1,500	1,616
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,480	3,187
The AES Corp.:
4.875% 5/15/23		5,485	5,430
5.5% 3/15/24		2,635	2,694
TXU Corp.:
5.55% 11/15/14		1,864	1,407
6.5% 11/15/24		15,240	11,506
6.55% 11/15/34		29,755	22,465
			175,549
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		$ 3,690	$ 4,284
TOTAL UTILITIES			223,945
TOTAL NONCONVERTIBLE BONDS (Cost $3,688,525)			3,977,366
U.S. Government and Government Agency Obligations - 17.8%

U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		8,670	8,697
Tennessee Valley Authority:
1.75% 10/15/18		15,059	15,178
3.5% 12/15/42		4,504	4,134
5.25% 9/15/39		1,138	1,379
5.375% 4/1/56		7,000	8,374
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			37,762
U.S. Treasury Obligations - 16.6%
U.S. Treasury Bonds:
3.375% 5/15/44		5,943	5,971
3.625% 8/15/43		3,536	3,727
3.625% 2/15/44		121,792	128,262
5.25% 2/15/29		18,341	23,488
5.375% 2/15/31 (j)		16,479	21,611
6.125% 8/15/29 (i)		9,280	12,940
7.5% 11/15/16		2,850	3,313
7.5% 11/15/24		5,690	8,296
7.875% 2/15/21		6,800	9,294
8.125% 5/15/21		9,286	12,923
9.875% 11/15/15		11,595	13,130
U.S. Treasury Notes:
0.25% 2/15/15		29,000	29,032
0.25% 7/15/15		44,225	44,266
0.25% 4/15/16		3,728	3,719
0.25% 5/15/16		10,407	10,377
0.375% 1/15/16		137,003	137,212
0.5% 6/30/16		116,571	116,662
0.5% 7/31/17		46,952	46,321
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 7/15/16		$ 53,392	$ 53,551
0.625% 4/30/18		28,163	27,494
0.75% 6/30/17		36,912	36,759
0.875% 1/31/17		1,865	1,873
0.875% 5/15/17		8,337	8,347
0.875% 1/31/18		68,149	67,489
0.875% 7/31/19		34,096	32,780
1% 9/30/16		25,787	26,037
1% 10/31/16		35,137	35,466
1% 5/31/18		28,936	28,617
1.25% 11/30/18		13,000	12,881
1.375% 7/31/18		4,355	4,360
1.375% 9/30/18		11,963	11,946
1.375% 2/28/19		41,776	41,463
1.5% 12/31/18		5,624	5,626
1.5% 1/31/19		38,339	38,306
1.625% 4/30/19		50,979	51,063
1.625% 6/30/19		42,839	42,832
1.875% 8/31/17		7,700	7,917
1.875% 9/30/17		5,400	5,549
1.875% 10/31/17		13,764	14,144
2% 5/31/21		24,000	23,814
2.125% 6/30/21		11,000	10,995
2.25% 3/31/21		51,137	51,672
2.25% 4/30/21		51,692	52,185
2.375% 7/31/17		20,000	20,877
2.375% 6/30/18		7,978	8,315
2.5% 5/15/24		4,280	4,271
2.625% 4/30/16		3,137	3,265
2.75% 11/30/16		10,000	10,509
2.75% 2/15/24		112,583	115,063
3% 9/30/16		8,408	8,869
3% 2/28/17		55,584	58,897
3.5% 2/15/18		18,226	19,741
4.5% 5/15/17		13,745	15,176
TOTAL U.S. TREASURY OBLIGATIONS			1,588,693
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5005% 12/7/20 (NCUA Guaranteed) (k)		$ 2,516	$ 2,521
Series 2011-R1 Class 1A, 0.6015% 1/8/20 (NCUA Guaranteed) (k)		5,071	5,094
Series 2011-R4 Class 1A, 0.5315% 3/6/20 (NCUA Guaranteed) (k)		2,197	2,201
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,590
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,330
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,025
TOTAL OTHER GOVERNMENT RELATED			72,761
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,676,236)			1,699,216
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 0.6%
1.925% 9/1/33 (k)		506	526
1.925% 11/1/35 (k)		374	390
2.04% 11/1/33 (k)		87	91
2.044% 10/1/35 (k)		32	33
2.19% 3/1/37 (k)		25	27
2.204% 1/1/35 (k)		270	284
2.259% 3/1/33 (k)		125	132
2.303% 6/1/36 (k)		46	49
2.338% 9/1/36 (k)		134	140
2.369% 6/1/47 (k)		147	157
2.379% 7/1/35 (k)		208	221
2.381% 2/1/37 (k)		556	595
2.393% 11/1/36 (k)		47	50
2.476% 5/1/36 (k)		51	54
2.503% 2/1/36 (k)		61	65
2.517% 4/1/36 (k)		371	397
2.542% 6/1/42 (k)		471	486
2.89% 8/1/35 (k)		816	874
2.949% 11/1/40 (k)		292	307
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
2.982% 9/1/41 (k)		$ 324	$ 339
3.083% 10/1/41 (k)		154	161
3.163% 3/1/42 (k)		13,257	13,964
3.189% 1/1/44 (k)		7,107	7,393
3.229% 7/1/41 (k)		536	567
3.348% 10/1/41 (k)		290	305
3.5% 1/1/26 to 9/1/26		116	123
3.553% 7/1/41 (k)		545	579
5% 5/1/22 to 12/1/22		9,340	10,090
5.5% 5/1/15 to 1/1/29		5,356	5,856
6% 6/1/16 to 10/1/16		35	36
6.5% 8/1/14 to 8/1/36		6,190	7,115
7.5% 1/1/28		31	37
TOTAL FANNIE MAE			51,443
Freddie Mac - 0.2%
1.82% 3/1/35 (k)		139	143
1.95% 3/1/37 (k)		36	38
1.954% 1/1/36 (k)		93	98
2.022% 2/1/37 (k)		55	57
2.05% 6/1/37 (k)		31	33
2.06% 1/1/37 (k)		285	298
2.095% 8/1/37 (k)		93	98
2.121% 5/1/37 (k)		78	82
2.16% 6/1/33 (k)		292	306
2.29% 10/1/35 (k)		227	239
2.35% 7/1/35 (k)		170	180
2.362% 10/1/36 (k)		420	445
2.375% 5/1/37 (k)		79	84
2.385% 5/1/37 (k)		1,038	1,110
2.385% 5/1/37 (k)		566	602
2.415% 6/1/37 (k)		273	292
2.418% 4/1/37 (k)		96	103
2.451% 6/1/37 (k)		62	66
2.49% 9/1/35 (k)		66	70
2.492% 4/1/35 (k)		8	8
2.498% 2/1/36 (k)		6	6
2.595% 4/1/37 (k)		9	9
2.673% 7/1/35 (k)		264	283
2.795% 7/1/36 (k)		128	138
3.067% 10/1/35 (k)		61	65
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
3.084% 9/1/41 (k)		$ 2,952	$ 3,098
3.234% 4/1/41 (k)		322	339
3.239% 9/1/41 (k)		319	336
3.281% 6/1/41 (k)		424	447
3.469% 5/1/41 (k)		356	377
3.621% 6/1/41 (k)		557	591
3.695% 5/1/41 (k)		511	543
5.5% 11/1/18 to 11/1/21		8,123	8,704
6% 1/1/24		1,793	1,980
6.5% 7/1/14 to 3/1/22		782	852
8.5% 3/1/20		1	1
TOTAL FREDDIE MAC			22,121
Ginnie Mae - 1.6%
4.3% 8/20/61 (o)		3,385	3,645
4.5% 3/15/25 to 6/15/25		5,752	6,240
4.515% 3/20/62 (o)		11,651	12,746
4.53% 10/20/62 (o)		3,510	3,865
4.55% 5/20/62 (o)		21,221	23,260
4.556% 12/20/61 (o)		12,763	13,949
4.604% 3/20/62 (o)		6,037	6,624
4.626% 3/20/62 (o)		4,292	4,703
4.649% 2/20/62 (o)		2,378	2,608
4.65% 3/20/62 (o)		3,981	4,370
4.682% 2/20/62 (o)		3,064	3,358
4.684% 1/20/62 (o)		14,092	15,424
4.751% 12/20/60 (o)		3,401	3,681
4.804% 3/20/61 (o)		7,697	8,369
4.834% 3/20/61 (o)		14,341	15,601
5.47% 8/20/59 (o)		1,906	2,028
5.492% 4/20/60 (o)		8,885	9,829
5.5% 11/15/35		2,375	2,675
5.612% 4/20/58 (o)		2,611	2,702
6% 6/15/36		5,094	5,836
7% 9/15/25 to 8/15/31		25	30
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Ginnie Mae - continued
7.5% 2/15/22 to 8/15/28		$ 51	$ 60
8% 12/15/26		0*	0*
TOTAL GINNIE MAE			151,603
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $220,256)			225,167
Collateralized Mortgage Obligations - 3.1%

U.S. Government Agency - 3.1%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.652% 9/25/23 (k)		671	673
Series 2010-15 Class FJ, 1.082% 6/25/36 (k)		5,830	5,934
Series 2010-86 Class FE, 0.602% 8/25/25 (k)		701	706
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		3,413	3,630
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		22	23
Series 2003-113 Class PE, 4% 11/25/18		871	911
Series 2003-70 Class BJ, 5% 7/25/33		587	639
Series 2004-80 Class LD, 4% 1/25/19		85	85
Series 2005-19 Class PA, 5.5% 7/25/34		2,173	2,385
Series 2005-27 Class NE, 5.5% 5/25/34		2,659	2,804
Series 2005-52 Class PB, 6.5% 12/25/34		148	153
Series 2005-64 Class PX, 5.5% 6/25/35		2,077	2,271
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,529
Series 2011-126 Class KB, 4% 12/25/41		3,844	3,940
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		80	84
Series 2003-117 Class MD, 5% 12/25/23		1,295	1,401
Series 2004-91 Class Z, 5% 12/25/34		5,275	5,814
Series 2004-95 Class AN, 5.5% 1/25/25		157	159
Series 2005-117 Class JN, 4.5% 1/25/36		808	883
Series 2005-14 Class ZB, 5% 3/25/35		2,003	2,211
Series 2005-47 Class HK, 4.5% 6/25/20		3,013	3,184
Series 2006-72 Class CY, 6% 8/25/26		1,779	1,980
Series 2009-14 Class EB, 4.5% 3/25/24		2,865	3,041
Series 2009-59 Class HB, 5% 8/25/39		2,749	3,033
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,844
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		$ 421	$ 34
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		635	50
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		3,407	589
Series 2010-39 Class FG, 1.072% 3/25/36 (k)		3,553	3,643
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		1,357	125
Series 2011-67 Class AI, 4% 7/25/26 (m)		996	113
Freddie Mac:
floater:
Series 2630 Class FL, 0.6518% 6/15/18 (k)		21	21
Series 2711 Class FC, 1.0518% 2/15/33 (k)		2,263	2,296
floater planned amortization class Series 2770 Class FH, 0.5518% 3/15/34 (k)		2,323	2,339
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		1,426	1,453
Series 2101 Class PD, 6% 11/15/28		68	75
Series 2376 Class JE, 5.5% 11/15/16		75	78
Series 2381 Class OG, 5.5% 11/15/16		41	42
Series 2425 Class JH, 6% 3/15/17		106	111
Series 2672 Class MG, 5% 9/15/23		3,360	3,699
Series 2695 Class DG, 4% 10/15/18		1,810	1,904
Series 2996 Class MK, 5.5% 6/15/35		210	236
Series 3415 Class PC, 5% 12/15/37		1,020	1,101
Series 3763 Class QA, 4% 4/15/34		2,270	2,397
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,803
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,860	7,805
Series 2303 Class ZV, 6% 4/15/31		166	183
Series 2877 Class ZD, 5% 10/15/34		6,210	6,901
Series 3277 Class B, 4% 2/15/22		2,800	2,962
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,231
Series 3578 Class B, 4.5% 9/15/24		3,373	3,552
Series 2715 Class NG, 4.5% 12/15/18		1,358	1,439
Series 4181 Class LA, 3% 3/15/37		4,802	4,954
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6493% 7/20/37 (k)		1,232	1,241
Series 2008-2 Class FD, 0.6293% 1/20/38 (k)		308	310
Series 2008-73 Class FA, 1.0093% 8/20/38 (k)		1,796	1,830
Series 2008-83 Class FB, 1.0493% 9/20/38 (k)		1,854	1,890
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2009-108 Class CF, 0.7511% 11/16/39 (k)		$ 1,473	$ 1,488
Series 2009-116 Class KF, 0.6811% 12/16/39 (k)		1,249	1,260
Series 2010-9 Class FA, 0.6711% 1/16/40 (k)		1,961	1,978
Series 2010-H17 Class FA, 0.4805% 7/20/60 (k)(o)		5,619	5,561
Series 2010-H18 Class AF, 0.4505% 9/20/60 (k)(o)		6,176	6,104
Series 2010-H19 Class FG, 0.4505% 8/20/60 (k)(o)		7,801	7,712
Series 2010-H27 Series FA, 0.5305% 12/20/60 (k)(o)		2,349	2,329
Series 2011-H05 Class FA, 0.6505% 12/20/60 (k)(o)		4,132	4,119
Series 2011-H07 Class FA, 0.6505% 2/20/61 (k)(o)		7,366	7,344
Series 2011-H12 Class FA, 0.6405% 2/20/61 (k)(o)		9,410	9,378
Series 2011-H13 Class FA, 0.6505% 4/20/61 (k)(o)		3,678	3,667
Series 2011-H14:
Class FB, 0.6505% 5/20/61 (k)(o)		4,230	4,217
Class FC, 0.6505% 5/20/61 (k)(o)		3,985	3,973
Series 2011-H17 Class FA, 0.6805% 6/20/61 (k)(o)		5,348	5,338
Series 2011-H21 Class FA, 0.7505% 10/20/61 (k)(o)		5,735	5,741
Series 2012-H01 Class FA, 0.8505% 11/20/61 (k)(o)		4,857	4,883
Series 2012-H03 Class FA, 0.8505% 1/20/62 (k)(o)		3,011	3,027
Series 2012-H06 Class FA, 0.7805% 1/20/62 (k)(o)		4,691	4,701
Series 2012-H07 Class FA, 0.7805% 3/20/62 (k)(o)		2,849	2,861
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		556	565
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		366	368
Series 2010-99 Class PT, 3.5% 8/20/33		481	485
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		2,094	384
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class: - continued
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		$ 4,910	$ 5,283
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		7,738	8,226
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		11,587	12,819
Series 2010-H17 Class XP, 5.3017% 7/20/60 (k)(o)		16,178	17,853
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(o)		12,450	13,732
Series 2011-71:
Class ZB, 5.5% 8/20/34		11,298	12,929
Class ZC, 5.5% 7/16/34		10,656	12,241
Series 2012-64 Class KB, 3.9572% 5/20/41 (k)		1,531	1,707
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $291,775)			294,997
Commercial Mortgage Securities - 1.0%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.502% 4/25/19 (k)		5,569	5,564
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,734
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,543
Series K009 Class A2, 3.808% 8/25/20		20,970	22,804
Series K034 Class A1, 2.669% 2/25/23		9,387	9,667
Series K032 Class A1, 3.016% 2/25/23		18,665	19,576
Series K501 Class A2, 1.655% 11/25/16		5,440	5,541
Series K714 Class A2, 3.097% 10/25/20		14,000	14,643
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $94,882)			96,072
Foreign Government and Government Agency Obligations - 23.5%

Argentine Republic:
7% 10/3/15		27,150	25,779
7% 4/17/17		20,890	19,203
Aruba Government 4.625% 9/14/23 (f)		2,340	2,284
Azerbaijan Republic 4.75% 3/18/24 (f)		2,120	2,184
Bahamian Republic 6.95% 11/20/29 (f)		1,405	1,561
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Banco Central del Uruguay:
value recovery A rights 1/2/21 (n)		$ 500,000	$ 0
value recovery B rights 1/2/21 (n)		750,000	0
Barbados Government 7% 8/4/22 (f)		1,223	1,110
Belarus Republic:
8.75% 8/3/15 (Reg. S)		13,355	13,740
8.95% 1/26/18		2,795	3,019
Brazilian Federative Republic:
4.25% 1/7/25		2,281	2,312
5.625% 1/7/41		12,185	13,099
7.125% 1/20/37		10,360	13,105
8.25% 1/20/34		8,565	11,863
12.25% 3/6/30		4,270	7,900
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		5,790	5,529
Buoni Poliennali del Tesoro:
1.5% 12/15/16	EUR	9,900	13,794
2.5% 5/1/19	EUR	109,300	157,582
3.5% 6/1/18	EUR	12,950	19,316
3.5% 3/1/30 (Reg. S)	EUR	5,350	7,468
4.5% 3/1/24	EUR	52,750	83,080
4.75% 9/1/28 (f)	EUR	4,250	6,757
Canadian Government:
1.25% 2/1/16	CAD	151,000	141,919
1.5% 6/1/23	CAD	43,450	38,665
3.5% 12/1/45	CAD	39,450	42,516
Central Bank of Nigeria warrants 11/15/20 (n)		6,250	1,050
City of Buenos Aires 12.5% 4/6/15 (f)		3,075	3,129
Colombian Republic:
5.625% 2/26/44		1,425	1,596
6.125% 1/18/41		4,240	5,077
7.375% 9/18/37		4,400	5,984
10.375% 1/28/33		7,480	11,818
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		200	213
Congo Republic 3.5% 6/30/29 (e)		12,540	11,388
Costa Rican Republic:
4.25% 1/26/23 (f)		2,865	2,750
4.375% 4/30/25 (f)		1,610	1,504
5.625% 4/30/43 (f)		640	572
7% 4/4/44 (f)		2,875	2,990
Croatia Republic:
5.5% 4/4/23 (f)		4,115	4,274
6% 1/26/24 (f)		1,500	1,609
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Croatia Republic: - continued
6.25% 4/27/17 (f)		$ 3,625	$ 3,926
6.375% 3/24/21 (f)		4,715	5,181
6.625% 7/14/20 (f)		3,405	3,805
6.75% 11/5/19 (f)		3,660	4,104
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		1,785	1,814
5.875% 7/25/22 (f)		2,345	2,412
5.875% 7/25/22		740	761
6% 1/14/19 (f)		3,515	3,700
6.25% 10/4/20 (f)		7,185	7,641
6.25% 7/27/21 (f)		3,640	3,840
7.4% 1/22/15 (f)		1,335	1,374
Dominican Republic:
1.1344% 8/30/24 (k)		6,913	6,014
5.875% 4/18/24 (f)		2,695	2,812
7.45% 4/30/44 (f)		5,295	5,669
7.5% 5/6/21 (f)		4,990	5,696
9.04% 1/23/18 (f)		1,347	1,486
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	31,600	44,832
2% 7/15/24	EUR	36,650	52,576
El Salvador Republic:
7.625% 2/1/41 (f)		1,545	1,622
7.65% 6/15/35 (Reg. S)		2,435	2,633
8.25% 4/10/32 (Reg. S)		1,435	1,632
French Government:
OAT 3.25% 5/25/45	EUR	22,850	34,766
1% 5/25/19	EUR	41,100	57,520
Georgia Republic 6.875% 4/12/21 (f)		1,400	1,586
German Federal Republic 1.75% 2/15/24	EUR	7,725	11,099
Hungarian Republic:
5.375% 3/25/24		2,242	2,399
5.75% 11/22/23		3,656	4,031
7.625% 3/29/41		5,615	7,191
Indonesian Republic:
3.375% 4/15/23 (f)		2,640	2,449
4.875% 5/5/21 (f)		6,605	6,935
5.25% 1/17/42 (f)		4,305	4,090
5.375% 10/17/23		2,750	2,918
5.875% 3/13/20 (f)		5,570	6,183
6.625% 2/17/37 (f)		5,025	5,578
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Indonesian Republic: - continued
6.75% 1/15/44 (f)		$ 5,410	$ 6,222
7.75% 1/17/38 (f)		10,525	13,117
8.5% 10/12/35 (Reg. S)		9,515	12,607
11.625% 3/4/19 (f)		5,670	7,730
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		10,755	11,078
7.25% 4/15/19 (f)		9,140	9,346
8.25% 4/15/24 (f)		1,500	1,547
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,880	33,967
5.5% 12/4/23		12,385	15,076
Italian Republic:
4% 2/1/37	EUR	11,300	16,341
4.75% 5/1/17	EUR	17,500	26,567
4.75% 9/1/44	EUR	13,850	21,621
Ivory Coast 7.7743% 12/31/32 (e)		7,775	7,532
Japan Government:
0.1% 4/15/15	JPY	4,679,000	46,204
0.1% 10/15/15	JPY	8,012,000	79,112
1.8% 3/20/43	JPY	1,350,000	13,733
1.9% 9/20/30	JPY	7,665,000	84,651
Jordanian Kingdom:
2.503% 10/30/20		25,601	25,921
3.875% 11/12/15		3,285	3,301
Lebanese Republic:
4% 12/31/17		10,875	10,847
4.75% 11/2/16		2,550	2,579
5.15% 11/12/18		2,815	2,829
5.45% 11/28/19		5,445	5,459
6.375% 3/9/20		2,890	3,027
Moroccan Kingdom:
4.25% 12/11/22 (f)		3,360	3,364
5.5% 12/11/42 (f)		1,900	1,867
Panamanian Republic:
6.7% 1/26/36		1,850	2,282
8.875% 9/30/27		1,875	2,681
9.375% 4/1/29		1,570	2,336
Peruvian Republic:
4% 3/7/27 (e)		5,671	5,671
8.75% 11/21/33		6,490	9,878
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Philippine Republic:
7.75% 1/14/31		$ 6,060	$ 8,370
9.5% 2/2/30		6,720	10,508
10.625% 3/16/25		4,755	7,459
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		2,640	2,648
5.95% 8/22/23 (f)		3,790	3,998
Provincia de Cordoba 12.375% 8/17/17 (f)		5,685	5,472
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		3,795	3,748
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,800	3,053
Republic of Armenia 6% 9/30/20 (f)		8,270	8,725
Republic of Iraq 5.8% 1/15/28 (Reg. S)		10,720	9,648
Republic of Namibia 5.5% 11/3/21 (f)		1,595	1,709
Republic of Serbia:
5.25% 11/21/17 (f)		2,225	2,320
5.875% 12/3/18 (f)		4,525	4,813
6.75% 11/1/24 (f)		9,008	9,111
7.25% 9/28/21 (f)		2,500	2,850
Republic of Zambia 5.375% 9/20/22 (f)		1,810	1,704
Romanian Republic:
4.375% 8/22/23 (f)		3,400	3,484
6.125% 1/22/44 (f)		4,536	5,154
6.75% 2/7/22 (f)		5,692	6,795
Russian Federation:
4.5% 4/4/22 (f)		2,200	2,250
4.875% 9/16/23 (f)		7,000	7,228
5.625% 4/4/42 (f)		4,800	5,004
5.875% 9/16/43 (f)		4,600	4,911
7.5% 3/31/30 (Reg. S)		32,140	37,223
12.75% 6/24/28 (Reg. S)		17,655	30,570
South African Republic 5.875% 9/16/25		1,355	1,506
Spanish Kingdom:
2.1% 4/30/17	EUR	33,100	46,997
2.75% 10/31/24 (Reg. S)	EUR	9,700	13,244
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		3,000	2,985
Turkish Republic:
5.125% 3/25/22		3,795	4,009
5.625% 3/30/21		4,290	4,676
6.25% 9/26/22		4,590	5,172
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Turkish Republic: - continued
6.75% 4/3/18		$ 5,480	$ 6,187
6.75% 5/30/40		5,270	6,149
6.875% 3/17/36		10,920	12,858
7% 3/11/19		3,695	4,253
7.25% 3/5/38		6,770	8,361
7.375% 2/5/25		10,480	12,733
7.5% 11/7/19		7,605	9,016
8% 2/14/34		2,075	2,729
11.875% 1/15/30		3,915	6,698
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		5,145	4,862
Ukraine Government:
1.844% 5/16/19		9,193	9,183
7.75% 9/23/20 (f)		2,525	2,409
9.25% 7/24/17 (f)		6,895	6,981
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	29,500	49,412
2.25% 9/7/23	GBP	10,000	16,530
2.75% 1/22/15	GBP	57,850	100,237
3.5% 7/22/68	GBP	18,825	33,256
United Mexican States:
4.75% 3/8/44		10,256	10,461
5.55% 1/21/45		2,180	2,480
6.05% 1/11/40		10,640	12,896
6.75% 9/27/34		8,095	10,483
7.5% 4/8/33		2,900	4,002
8.3% 8/15/31		2,600	3,813
United Republic of Tanzania 6.332% 3/9/20 (k)		1,450	1,544
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,750	9,180
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		97,601	2,147
5.75% 2/26/16 (Reg S.)		24,355	23,064
6% 12/9/20		3,990	3,062
7% 3/31/38		3,410	2,396
8.5% 10/8/14		17,805	17,850
9% 5/7/23 (Reg. S)		15,940	13,629
9.25% 9/15/27		4,685	4,029
9.25% 5/7/28 (Reg. S)		5,385	4,523
9.375% 1/13/34		5,025	4,234
11.75% 10/21/26 (Reg. S)		8,910	8,723
11.95% 8/5/31 (Reg. S)		17,535	17,184
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
12.75% 8/23/22		$ 13,225	$ 13,589
13.625% 8/15/18		6,580	7,106
Vietnamese Socialist Republic:
1.1875% 3/12/16 (k)		2,247	1,978
4% 3/12/28 (e)		14,345	13,054
6.875% 1/15/16 (f)		3,440	3,681
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,130,122)			2,240,813
Supranational Obligations - 0.1%

European Bank for Reconstruction & Development 6.2% 6/27/15	INR	153,000	2,538
Inter-American Development Bank 4.75% 10/25/15(Reg. S)	INR	76,500	1,241
International Finance Corp. 7.75% 12/3/16	INR	87,000	1,463
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	5,419	7,533
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $12,259)			12,775
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.3%
Remy International, Inc.	122,400	2,858
TRW Automotive Holdings Corp. (a)	290,847	26,037
		28,895
Automobiles - 0.1%
General Motors Co.:
warrants 7/10/16 (a)	140,844	3,748
warrants 7/10/19 (a)	140,844	2,614
Motors Liquidation Co. GUC Trust (a)	36,934	946
		7,308
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(r)	32,078	48
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
PB Investor I LLC (a)	37,963	$ 98
Station Holdco LLC (a)(p)(r)	4,989,172	12,872
Station Holdco LLC:
unit (a)(p)(r)	57,186	15
warrants 6/15/18 (a)(p)(r)	198,954	52
		13,037
Media - 0.1%
Haights Cross Communications, Inc. (a)	8,267	0
Interpublic Group of Companies, Inc.	311,586	6,079
TOTAL CONSUMER DISCRETIONARY		55,367
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	142,776	619
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A	3,883,237	0
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	68,276	1,262
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	0
Airlines - 0.0%
Delta Air Lines, Inc.	20,500	794
Building Products - 0.0%
Nortek, Inc. warrants 12/7/14 (a)	7,154	275
Commercial Services & Supplies - 0.1%
WP Rocket Holdings, Inc.	2,118,984	2,649
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	511
Class B (a)	2,029	170
		681
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	406,682	$ 10,608
TOTAL INDUSTRIALS		15,007
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	691
Spansion, Inc. Class A (a)	2,105	44
		735
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,694	601
Metals & Mining - 0.0%
Aleris International, Inc. (a)(r)	38,307	1,233
TOTAL MATERIALS		1,834
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	252
TOTAL COMMON STOCKS (Cost $61,819)		75,076
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	439
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp. 6.50% (a)	305,400	16,475
TOTAL CONVERTIBLE PREFERRED STOCKS		16,914
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series K, 6.375% (a)	218,984	$ 5,764
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	25,686	25,751
TOTAL FINANCIALS		31,515
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	1,550,603	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		31,515
TOTAL PREFERRED STOCKS (Cost $35,638)		48,429
Bank Loan Obligations - 2.7%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (k)		$ 10,310	10,284
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (k)		1,575	1,605
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)		2,250	2,329
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (k)		9,683	9,683
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)		2,625	2,615
TGI Friday's, Inc.:
Tranche B 1LN, term loan 6/30/20 (q)		1,515	1,517
Tranche B 2LN, term loan 6/30/21 (q)		1,690	1,665
			29,698
Media - 0.2%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (k)		2,145	2,145
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	8	7
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Livent, Inc.: - continued
Tranche B, term loan 18% 1/15/49 pay-in-kind	CAD	5	$ 4
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (k)		$ 10,147	10,166
			12,322
Specialty Retail - 0.0%
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (k)		831	821
TOTAL CONSUMER DISCRETIONARY			42,841
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (k)		2,865	2,887
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (k)		7,622	7,622
TOTAL CONSUMER STAPLES			10,509
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (k)		4,066	4,051
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (k)		3,207	3,339
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (k)		16,650	17,191
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)		2,000	2,035
Panda Temple Power, LLC term loan 7.25% 4/3/19 (k)		1,010	1,037
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (k)		1,015	1,010
			24,612
TOTAL ENERGY			28,663
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (k)		$ 1,105	$ 1,137
Sheridan Investment Partners I term loan 4.25% 12/16/20 (k)		1,458	1,458
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (k)		203	203
Tranche M, term loan 4.25% 12/16/20 (k)		76	76
TransUnion LLC Tranche B, term loan 4% 4/9/21 (k)		10,643	10,643
			13,517
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)		401	401
TOTAL FINANCIALS			13,918
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (k)		12,516	12,579
INDUSTRIALS - 0.2%
Airlines - 0.0%
Northwest Airlines Corp. Tranche A, term loan 1.99% 12/24/18 (k)		2,678	2,517
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)		1,728	1,730
Tranche B 2LN, term loan 8.25% 11/30/20 (k)		3,455	3,524
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)		1,756	1,774
			7,028
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.7101% 9/21/16 (k)		8,249	8,249
TOTAL INDUSTRIALS			17,794
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (k)		$ 2,383	$ 2,362
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (k)		6,935	7,178
TOTAL INFORMATION TECHNOLOGY			9,540
MATERIALS - 0.1%
Chemicals - 0.0%
Momentive Performance Materials, Inc. term loan 4% 4/15/15 (k)		1,060	1,063
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (k)		4,334	4,318
TOTAL MATERIALS			5,381
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)		7,140	7,390
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (k)		395	403
			7,793
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (k)		3,385	3,368
TOTAL TELECOMMUNICATION SERVICES			11,161
UTILITIES - 1.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)		1,767	1,762
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (k)		$ 103,451	$ 103,451
TOTAL UTILITIES			105,213
TOTAL BANK LOAN OBLIGATIONS (Cost $254,161)			257,599
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)		3,780	3,667
Goldman Sachs 1.1875% 12/14/19 (k)		3,464	3,360
Mizuho 1.1875% 12/14/19 (k)		2,475	2,401
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,784)			9,428
Fixed-Income Funds - 0.5%
Shares
Fidelity Floating Rate Central Fund (l) (Cost $30,810)	452,940	49,284
Preferred Securities - 2.1%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	$ 7,335	7,678
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	3,330	3,511
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (f)(g)	3,000	3,011
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 1.9%
Banks - 1.8%
Bank of America Corp.:
5.125% (g)(k)	$ 10,690	$ 10,671
5.2% (g)(k)	23,520	22,621
8% (g)(k)	3,065	3,495
8.125% (g)(k)	2,245	2,549
Barclays Bank PLC 7.625% 11/21/22	15,665	18,015
Citigroup, Inc.:
5.9% (g)(k)	13,975	14,425
5.95% (g)(k)	25,260	26,144
6.3% (g)(k)	2,145	2,208
JPMorgan Chase & Co.:
5% (g)(k)	12,930	12,922
6% (g)(k)	23,845	24,915
6.125% (g)(k)	5,990	6,236
6.75% (g)(k)	3,295	3,644
Wells Fargo & Co.:
5.9% (g)(k)	20,195	21,584
7.98% (g)(k)	2,035	2,362
		171,791
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.7% (g)(k)	12,639	13,183
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (Reg. S) (g)	380	384
TOTAL FINANCIALS		185,358
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	250	259
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	6,300	5,963
TOTAL PREFERRED SECURITIES (Cost $200,881)		205,780
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	$ 0
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.11% (b) (Cost $267,722)	267,722,255	267,722
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 25,683	101
Call Options - 0.0%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	25,683	1,371
TOTAL PURCHASED SWAPTIONS (Cost $1,536)			1,472
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $8,975,406)	9,461,196
NET OTHER ASSETS (LIABILITIES) - 0.9%	86,288
NET ASSETS - 100%	$ 9,547,484
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
175 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	$ 21,905	$ 63
460 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2014	101,013	(30)
320 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2014	38,228	(26)
217 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2014	29,770	332
244 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2014	36,585	600
TOTAL TREASURY CONTRACTS		$ 227,501	$ 939

The face value of futures purchased as a percentage of net assets is 2.4%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Sep. 2016	$ 7,225	3-month LIBOR	1%	$ (4)	$ 0	$ (4)
CME	Sep. 2019	4,223	3-month LIBOR	2.25%	(29)	0	(29)
CME	Sep. 2024	65,309	3-month LIBOR	3.25%	(827)	0	(827)
CME	Sep. 2044	665	4%	3-month LIBOR	17	0	17
TOTAL INTEREST RATE SWAPS					$ (843)	$ 0	$ (843)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,860,266,000 or 19.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,966,000.
(j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,963,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(q) The coupon rate will be determined upon settlement of the loan after period end.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,220,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 62
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 108
Fidelity Floating Rate Central Fund	1,190
Total	$ 1,298
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 48,677	$ -	$ -	$ 49,284	3.5%
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 55,367	$ 42,282	$ -	$ 13,085
Consumer Staples	1,058	-	619	439
Financials	31,515	5,764	25,751	-
Health Care	1,262	-	-	1,262
Industrials	15,007	1,069	-	13,938
Information Technology	735	735	-	-
Materials	1,834	601	-	1,233
Utilities	16,727	16,727	-	-
Corporate Bonds	3,977,366	-	3,977,241	125
U.S. Government and Government Agency Obligations	1,699,216	-	1,699,216	-
U.S. Government Agency - Mortgage Securities	225,167	-	225,167	-
Collateralized Mortgage Obligations	294,997	-	294,997	-
Commercial Mortgage Securities	96,072	-	96,072	-
Foreign Government and Government Agency Obligations	2,240,813	-	2,235,142	5,671
Supranational Obligations	12,775	-	12,775	-
Bank Loan Obligations	257,599	-	251,302	6,297
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Sovereign Loan Participations	$ 9,428	$ -	$ -	$ 9,428
Fixed-Income Funds	49,284	49,284	-	-
Preferred Securities	205,780	-	198,102	7,678
Other	-	-	-	-
Money Market Funds	267,722	267,722	-	-
Purchased Swaptions	1,472	-	1,472	-
Total Investments in Securities:	$ 9,461,196	$ 384,184	$ 9,017,856	$ 59,156
Other Derivative Instruments:
Assets
Futures Contracts	$ 995	$ 995	$ -	$ -
Swaps	17	-	17	-
Total Assets	$ 1,012	$ 995	$ 17	$ -
Liabilities
Futures Contracts	$ (56)	$ (56)	$ -	$ -
Swaps	(860)	-	(860)	-
Total Liabilities	$ (916)	$ (56)	$ (860)	$ -
Total Other Derivative Instruments:	$ 96	$ 939	$ (843)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 995	$ (56)
Purchased Swaptions (b)	1,472	-
Swaps (c)	17	(860)
Total Value of Derivatives	$ 2,484	$ (916)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	62.3%
Italy	3.9%
Canada	3.2%
United Kingdom	2.8%
Netherlands	2.6%
Luxembourg	2.5%
Japan	2.4%
Venezuela	1.9%
France	1.6%
Mexico	1.4%
Bermuda	1.3%
Turkey	1.3%
Indonesia	1.2%
Argentina	1.2%
Cayman Islands	1.0%
Russia	1.0%
Others (Individually Less Than 1%)	8.4%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,676,874)	$ 9,144,190
Fidelity Central Funds (cost $298,532)	317,006
Total Investments (cost $8,975,406)		$ 9,461,196
Cash		777
Receivable for investments sold		114,410
Receivable for fund shares sold		24,239
Dividends receivable		199
Interest receivable		108,420
Distributions receivable from Fidelity Central Funds		218
Receivable for daily variation margin for derivative instruments		150
Other receivables		5
Total assets		9,709,614

Liabilities
Payable for investments purchased Regular delivery	$ 114,574
Delayed delivery	14,727
Payable for fund shares redeemed	21,322
Distributions payable	2,952
Accrued management fee	4,434
Distribution and service plan fees payable	2,661
Other affiliated payables	1,345
Other payables and accrued expenses	115
Total liabilities		162,130

Net Assets		$ 9,547,484
Net Assets consist of:
Paid in capital		$ 8,937,002
Undistributed net investment income		35,403
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		91,808
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		483,271
Net Assets		$ 9,547,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,142,260 ÷ 328,956 shares)	$ 12.59

Maximum offering price per share (100/96.00 of $12.59)	$ 13.11
Class T: Net Asset Value and redemption price per share ($1,252,398 ÷ 99,512 shares)	$ 12.59

Maximum offering price per share (100/96.00 of $12.59)	$ 13.11
Class B: Net Asset Value and offering price per share ($120,427 ÷ 9,532 shares)A	$ 12.63

Class C: Net Asset Value and offering price per share ($1,750,177 ÷ 139,342 shares)A	$ 12.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,282,222 ÷ 178,890 shares)	$ 12.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 3,213
Interest		214,059
Income from Fidelity Central Funds		1,298
Total income		218,570

Expenses
Management fee	$ 26,433
Transfer agent fees	7,254
Distribution and service plan fees	15,959
Accounting and security lending fees	775
Custodian fees and expenses	137
Independent trustees' compensation	18
Registration fees	136
Audit	62
Legal	23
Miscellaneous	48
Total expenses before reductions	50,845
Expense reductions	(2)	50,843
Net investment income (loss)		167,727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	123,631
Foreign currency transactions	68
Futures contracts	4,788
Swaps	(2,762)
Total net realized gain (loss)		125,725
Change in net unrealized appreciation (depreciation) on: Investment securities	243,096
Assets and liabilities in foreign currencies	(359)
Futures contracts	2,996
Swaps	(2,591)
Total change in net unrealized appreciation (depreciation)		243,142
Net gain (loss)		368,867
Net increase (decrease) in net assets resulting from operations		$ 536,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 167,727	$ 392,931
Net realized gain (loss)	125,725	79,457
Change in net unrealized appreciation (depreciation)	243,142	(494,592)
Net increase (decrease) in net assets resulting from operations	536,594	(22,204)
Distributions to shareholders from net investment income	(163,277)	(375,680)
Distributions to shareholders from net realized gain	-	(131,306)
Total distributions	(163,277)	(506,986)
Share transactions - net increase (decrease)	(379,334)	(2,254,341)
Total increase (decrease) in net assets	(6,017)	(2,783,531)

Net Assets
Beginning of period	9,553,501	12,337,032
End of period (including undistributed net investment income of $35,403 and undistributed net investment income of $30,953, respectively)	$ 9,547,484	$ 9,553,501

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.69	$ 12.07	$ 12.38	$ 12.13	$ 9.77
Income from Investment Operations
Net investment income (loss) E	.225	.449	.479	.536	.622	.681
Net realized and unrealized gain (loss)	.485	(.441)	.776	.009	.500	2.345
Total from investment operations	.710	.008	1.255	.545	1.122	3.026
Distributions from net investment income	(.220)	(.431)	(.442)	(.572)	(.582)	(.566)
Distributions from net realized gain	-	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.220)	(.598)	(.635)	(.855)	(.872)	(.666)
Net asset value, end of period	$ 12.59	$ 12.10	$ 12.69	$ 12.07	$ 12.38	$ 12.13
Total ReturnB, C, D	5.91%	.08%	10.57%	4.47%	9.48%	31.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	.98%	.98%	.99%	.99%	1.01%
Expenses net of fee waivers, if any	1.00%A	.98%	.98%	.99%	.99%	1.01%
Expenses net of all reductions	1.00%A	.98%	.98%	.99%	.99%	1.01%
Net investment income (loss)	3.68%A	3.61%	3.83%	4.29%	5.00%	6.14%
Supplemental Data
Net assets, end of period (in millions)	$ 4,142	$ 4,205	$ 5,582	$ 4,746	$ 4,169	$ 3,725
Portfolio turnover rateG	123%A	135%	126%	221%	207%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.68	$ 12.07	$ 12.38	$ 12.12	$ 9.77
Income from Investment Operations
Net investment income (loss) E	.225	.449	.479	.536	.621	.675
Net realized and unrealized gain (loss)	.485	(.431)	.766	.009	.511	2.341
Total from investment operations	.710	.018	1.245	.545	1.132	3.016
Distributions from net investment income	(.220)	(.431)	(.442)	(.572)	(.582)	(.566)
Distributions from net realized gain	-	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.220)	(.598)	(.635)	(.855)	(.872)	(.666)
Net asset value, end of period	$ 12.59	$ 12.10	$ 12.68	$ 12.07	$ 12.38	$ 12.12
Total ReturnB, C, D	5.92%	.17%	10.49%	4.48%	9.57%	31.64%
Ratios to Average Net Assets F, H
Expenses before reductions	.99%A	.98%	.98%	.98%	.99%	1.01%
Expenses net of fee waivers, if any	.99%A	.98%	.98%	.98%	.99%	1.01%
Expenses net of all reductions	.99%A	.98%	.98%	.98%	.99%	1.01%
Net investment income (loss)	3.69%A	3.61%	3.83%	4.29%	5.00%	6.14%
Supplemental Data
Net assets, end of period (in millions)	$ 1,252	$ 1,265	$ 1,554	$ 1,471	$ 1,571	$ 1,579
Portfolio turnover rateG	123%A	135%	126%	221%	207%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 12.72	$ 12.11	$ 12.42	$ 12.16	$ 9.80
Income from Investment Operations
Net investment income (loss) E	.183	.362	.391	.449	.535	.600
Net realized and unrealized gain (loss)	.484	(.432)	.765	.007	.509	2.348
Total from investment operations	.667	(.070)	1.156	.456	1.044	2.948
Distributions from net investment income	(.177)	(.343)	(.353)	(.483)	(.494)	(.488)
Distributions from net realized gain	-	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.177)	(.510)	(.546)	(.766)	(.784)	(.588)
Net asset value, end of period	$ 12.63	$ 12.14	$ 12.72	$ 12.11	$ 12.42	$ 12.16
Total ReturnB, C, D	5.53%	(.54)%	9.67%	3.72%	8.77%	30.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69%A	1.69%	1.69%	1.69%	1.70%	1.72%
Expenses net of fee waivers, if any	1.69%A	1.69%	1.69%	1.69%	1.70%	1.72%
Expenses net of all reductions	1.69%A	1.69%	1.69%	1.69%	1.70%	1.72%
Net investment income (loss)	2.99%A	2.90%	3.12%	3.59%	4.30%	5.43%
Supplemental Data
Net assets, end of period (in millions)	$ 120	$ 137	$ 204	$ 244	$ 307	$ 348
Portfolio turnover rateG	123%A	135%	126%	221%	207%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 12.66	$ 12.05	$ 12.36	$ 12.10	$ 9.76
Income from Investment Operations
Net investment income (loss) E	.179	.355	.384	.441	.528	.597
Net realized and unrealized gain (loss)	.485	(.440)	.767	.010	.512	2.327
Total from investment operations	.664	(.085)	1.151	.451	1.040	2.924
Distributions from net investment income	(.174)	(.338)	(.348)	(.478)	(.490)	(.484)
Distributions from net realized gain	-	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.174)	(.505)	(.541)	(.761)	(.780)	(.584)
Net asset value, end of period	$ 12.56	$ 12.07	$ 12.66	$ 12.05	$ 12.36	$ 12.10
Total ReturnB, C, D	5.54%	(.66)%	9.68%	3.71%	8.77%	30.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75%A	1.73%	1.73%	1.74%	1.74%	1.75%
Expenses net of fee waivers, if any	1.75%A	1.73%	1.73%	1.74%	1.74%	1.75%
Expenses net of all reductions	1.75%A	1.73%	1.73%	1.74%	1.74%	1.75%
Net investment income (loss)	2.93%A	2.86%	3.08%	3.54%	4.26%	5.40%
Supplemental Data
Net assets, end of period (in millions)	$ 1,750	$ 1,767	$ 2,238	$ 1,824	$ 1,609	$ 1,336
Portfolio turnover rateG	123%A	135%	126%	221%	207%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.84	$ 12.21	$ 12.52	$ 12.25	$ 9.87
Income from Investment Operations
Net investment income (loss) D	.243	.484	.514	.570	.657	.710
Net realized and unrealized gain (loss)	.491	(.437)	.779	.003	.514	2.361
Total from investment operations	.734	.047	1.293	.573	1.171	3.071
Distributions from net investment income	(.234)	(.460)	(.470)	(.600)	(.611)	(.591)
Distributions from net realized gain	-	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.234)	(.627)	(.663)	(.883)	(.901)	(.691)
Net asset value, end of period	$ 12.76	$ 12.26	$ 12.84	$ 12.21	$ 12.52	$ 12.25
Total ReturnB, C	6.04%	.39%	10.78%	4.66%	9.80%	31.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.76%A	.75%	.75%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.76%A	.75%	.75%	.76%	.76%	.78%
Expenses net of all reductions	.76%A	.75%	.75%	.76%	.76%	.78%
Net investment income (loss)	3.92%A	3.84%	4.07%	4.52%	5.23%	6.37%
Supplemental Data
Net assets, end of period (in millions)	$ 2,282	$ 2,179	$ 2,759	$ 1,812	$ 1,481	$ 1,156
Portfolio turnover rateF	123%A	135%	126%	221%	207%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales, futures transactions and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 585,041
Gross unrealized depreciation	(70,868)
Net unrealized appreciation (depreciation) on securities and other investments	$ 514,173

Tax cost	$ 8,947,023

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure/ Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 4,788	$ 2,996
Purchased Options	-	(64)
Swaps	(2,762)	(2,591)
Totals (a)	$ 2,026	$ 341

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation).

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,394,750 and $3,568,958, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,142	$ 87
Class T	-%	.25%	1,558	28
Class B	.65%	.25%	577	418
Class C	.75%	.25%	8,682	732
			$ 15,959	$ 1,265

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 132
Class T	24
Class B*	84
Class C*	55
$ 295

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,113.15
Class T	920.15
Class B	124.19
Class C	1,262.15
Institutional Class	1,835.17
	$ 7,254

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $60.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 73,437	$ 172,638
Class T	22,278	49,547
Class B	1,840	4,623
Class C	24,632	55,636
Institutional Class	41,090	93,236
Total	$ 163,277	$ 375,680
From net realized gain
Class A	$ -	$ 58,020
Class T	-	17,276
Class B	-	1,893
Class C	-	24,319
Institutional Class	-	29,798
Total	$ -	$ 131,306

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	27,838	67,582	$ 343,553	$ 844,208
Reinvestment of distributions	5,394	14,640	66,754	180,437
Shares redeemed	(51,742)	(174,793)	(636,397)	(2,165,571)
Net increase (decrease)	(18,510)	(92,571)	$ (226,090)	$ (1,140,926)
Class T
Shares sold	6,908	18,626	$ 85,115	$ 232,419
Reinvestment of distributions	1,664	4,677	20,578	57,585
Shares redeemed	(13,610)	(41,312)	(167,343)	(512,416)
Net increase (decrease)	(5,038)	(18,009)	$ (61,650)	$ (222,412)
Class B
Shares sold	123	313	$ 1,536	$ 3,921
Reinvestment of distributions	123	421	1,525	5,199
Shares redeemed	(2,024)	(5,431)	(25,020)	(67,694)
Net increase (decrease)	(1,778)	(4,697)	$ (21,959)	$ (58,574)
Class C
Shares sold	8,312	20,484	$ 102,400	$ 255,848
Reinvestment of distributions	1,626	5,148	20,059	63,209
Shares redeemed	(16,935)	(56,133)	(207,729)	(693,259)
Net increase (decrease)	(6,997)	(30,501)	$ (85,270)	$ (374,202)
Institutional Class
Shares sold	27,803	57,763	$ 347,413	$ 729,921
Reinvestment of distributions	2,627	7,895	32,922	98,556
Shares redeemed	(29,298)	(102,739)	(364,700)	(1,286,704)
Net increase (decrease)	1,132	(37,081)	$ 15,635	$ (458,227)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SII-USAN-0814
1.787776.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 to June 30, 2014
Class A	1.00%
Actual		$ 1,000.00	$ 1,059.10	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Class T	.99%
Actual		$ 1,000.00	$ 1,059.20	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Class B	1.69%
Actual		$ 1,000.00	$ 1,055.30	$ 8.61
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.45
Class C	1.75%
Actual		$ 1,000.00	$ 1,055.40	$ 8.92
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,060.40	$ 3.88
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Holdings as of June 30, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.6	15.7
Buoni Poliennali del Tesoro	3.2	2.2
Japan Government	2.4	2.4
Canadian Government	2.4	2.4
United Kingdom, Great Britain and Northern Ireland	2.2	2.3
	26.8
Top Five Market Sectors as of June 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	9.8	9.6
Consumer Discretionary	9.6	8.0
Energy	6.8	7.0
Telecommunication Services	5.3	5.3
Industrials	4.7	5.3
Quality Diversification (% of fund's net assets)
As of June 30, 2014	As of December 31, 2013
U.S. Government and U.S. Government Agency Obligations† 24.3%	U.S. Government and U.S. Government Agency Obligations† 25.2%
AAA,AA,A 10.2%	AAA,AA,A 11.2%
BBB 12.0%	BBB 11.6%
BB 17.1%	BB 18.1%
B 17.0%	B 19.7%
CCC,CC,C 8.2%	CCC,CC,C 8.3%
D 0.0%*	D 0.0%*
Not Rated 6.2%	Not Rated 1.8%
Other Investments 1.3%	Other Investments 1.4%
Short-Term Investments and Net Other Assets 3.7%	Short-Term Investments and Net Other Assets 2.7%

† Includes NCUA Guaranteed Notes.

* Amount represents less than 0.1%

Semiannual Report

Investment Changes (Unaudited) - continued

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2014*	As of December 31, 2013**
Preferred Securities 2.1%	Preferred Securities 0.9%
Corporate Bonds 41.7%	Corporate Bonds 44.7%
U.S. Government and U.S. Government Agency Obligations† 24.3%	U.S. Government and U.S. Government Agency Obligations† 25.2%
Foreign Government & Government Agency Obligations 23.5%	Foreign Government & Government Agency Obligations 22.4%
Bank Loan Obligations 3.2%	Bank Loan Obligations 2.4%
Stocks 1.3%	Stocks 1.4%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Investments and Net Other Assets (Liabilities) 3.7%	Short-Term Investments and Net Other Assets (Liabilities) 2.7%

* Foreign investments	37.7%	** Foreign investments	36.4%
* Futures and Swaps	1.6%	** Futures and Swaps	1.5%
† Includes NCUA Guaranteed Notes.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 41.7%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.8%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	5,600	$ 9,686
4.7201% 7/31/18 (Reg. S)	GBP	2,500	4,510
Affinia Group, Inc. 7.75% 5/1/21		$ 1,015	1,068
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(k)		2,025	2,040
Chassix, Inc. 9.25% 8/1/18 (f)		7,635	8,303
Dana Holding Corp.:
5.375% 9/15/21		3,475	3,631
6% 9/15/23		3,475	3,684
6.5% 2/15/19		3,770	3,973
6.75% 2/15/21		1,400	1,510
Delphi Corp. 5% 2/15/23		9,005	9,680
Exide Technologies 8.625% 2/1/18 (c)		2,135	1,281
International Automotive Components Group SA 9.125% 6/1/18 (f)		5,245	5,573
Lear Corp. 4.75% 1/15/23		6,305	6,273
Pittsburgh Glass Works LLC 8% 11/15/18 (f)		2,010	2,186
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		3,755	3,854
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,330	2,481
Tenneco, Inc. 6.875% 12/15/20		6,205	6,756
			76,489
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19		7,620	8,277
8.25% 6/15/21		7,620	8,611
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	0
7.125% 7/15/49 (c)		1,605	0
7.2% 1/15/11 (c)		4,015	0
7.4% 9/1/25 (c)		500	0
7.7% 4/15/16 (c)		7,804	0
8.25% 7/15/23 (c)		4,845	0
8.375% 7/15/33 (c)		7,015	0
			16,888
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		$ 1,500	$ 1,553
LKQ Corp. 4.75% 5/15/23		1,090	1,075
			2,628
Diversified Consumer Services - 0.3%
Laureate Education, Inc. 9.25% 9/1/19 (f)		23,025	23,716
Hotels, Restaurants & Leisure - 1.8%
24 Hour Holdings III LLC 8% 6/1/22 (f)		1,760	1,751
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	17,280	7,391
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		25,700	26,086
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,551
FelCor Lodging LP 5.625% 3/1/23		4,185	4,311
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		1,850	1,910
4.875% 11/1/20 (f)		4,845	4,990
5.375% 11/1/23 (f)		3,845	3,989
Graton Economic Development Authority 9.625% 9/1/19 (f)		10,505	11,949
MCE Finance Ltd. 5% 2/15/21 (f)		11,220	11,332
Mohegan Tribal Gaming Authority 11% 9/15/18pay-in-kind (f)(k)		2,333	2,350
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		3,256	3,658
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		1,135	1,178
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		16,430	17,169
11% 10/1/21 (f)		17,454	18,763
Playa Resorts Holding BV 8% 8/15/20 (f)		4,750	5,118
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		4,360	4,349
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		7,515	7,703
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		522	59
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		7,305	7,068
5.375% 3/15/22		14,400	14,994
7.75% 8/15/20		8,875	9,674
Wynn Macau Ltd. 5.25% 10/15/21 (f)		4,625	4,752
			172,095
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		$ 3,165	$ 3,292
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		2,595	2,744
D.R. Horton, Inc.:
4.375% 9/15/22		5,495	5,447
4.75% 2/15/23		2,020	2,015
5.75% 8/15/23		1,725	1,854
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,476
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		24,830	26,196
6.875% 2/15/21		6,200	6,691
7.125% 4/15/19		4,910	5,131
8.25% 2/15/21		6,920	7,526
8.5% 5/15/18 (e)		445	466
9.875% 8/15/19		4,100	4,541
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,505
Standard Pacific Corp.:
8.375% 5/15/18		2,255	2,661
8.375% 1/15/21		4,340	5,143
Tempur Sealy International, Inc. 6.875% 12/15/20		2,010	2,201
Toll Brothers Finance Corp.:
4.375% 4/15/23		6,055	5,949
5.875% 2/15/22		5,640	6,134
William Lyon Homes, Inc. 8.5% 11/15/20		2,235	2,500
			99,472
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		4,010	4,200
Media - 3.6%
Altice S.A. 7.75% 5/15/22 (f)		24,970	26,655
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,080
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		980	1,007
5.625% 2/15/24 (f)		1,060	1,094
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25% 3/15/21		4,975	5,099
5.25% 9/30/22		7,240	7,349
6.5% 4/30/21		10,200	10,863
6.625% 1/31/22		8,220	8,837
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
7.375% 6/1/20		$ 5,685	$ 6,197
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		6,305	6,699
Cinemark U.S.A., Inc.:
4.875% 6/1/23		4,875	4,863
5.125% 12/15/22		1,470	1,505
Clear Channel Communications, Inc. 14% 2/1/21pay-in-kind (k)		14,575	14,892
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		7,985	8,524
6.5% 11/15/22		21,590	23,263
Columbus International, Inc. 7.375% 3/30/21 (f)		3,570	3,847
DISH DBS Corp.:
5% 3/15/23		17,325	17,650
5.125% 5/1/20		485	510
5.875% 7/15/22		28,685	31,123
6.75% 6/1/21		8,970	10,226
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		2,245	2,419
Liberty Media Corp. 8.5% 7/15/29		6,535	7,254
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		14,840	17,029
MDC Partners, Inc. 6.75% 4/1/20 (f)		5,465	5,766
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)(h)		2,335	2,353
Numericable Group SA:
4.875% 5/15/19 (f)		6,705	6,881
6% 5/15/22 (f)		27,965	29,084
6.25% 5/15/24 (f)		14,188	14,809
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,871
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,495	1,600
Regal Entertainment Group:
5.75% 6/15/23		9,410	9,669
5.75% 2/1/25		1,425	1,443
Sinclair Television Group, Inc. 5.375% 4/1/21		4,940	4,971
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		$ 5,800	$ 5,720
4.625% 5/15/23 (f)		2,450	2,346
5.25% 8/15/22 (f)		6,945	7,483
Starz LLC/Starz Finance Corp. 5% 9/15/19		4,305	4,483
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		6,690	7,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		5,540	5,734
Wave Holdco LLC / Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(k)		955	980
WMG Acquisition Corp.:
5.625% 4/15/22 (f)		955	962
6.75% 4/15/22 (f)		3,825	3,830
			343,095
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		1,455	1,615
CST Brands, Inc. 5% 5/1/23		1,320	1,320
HT Intermediate Holdings Corp. 12% 5/15/19pay-in-kind (f)(k)		2,275	2,423
L Brands, Inc. 5.625% 10/15/23		4,625	5,024
Limited Brands, Inc. 5.625% 2/15/22		6,880	7,448
Sally Holdings LLC 6.875% 11/15/19		3,305	3,578
Sonic Automotive, Inc. 5% 5/15/23		800	786
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		2,150	2,188
The Men's Wearhouse, Inc. 7% 7/1/22 (f)		1,580	1,635
			26,017
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20		4,650	5,028
Levi Strauss & Co. 7.625% 5/15/20		9,350	10,063
Polymer Group, Inc.:
6.875% 6/1/19 (f)		1,720	1,748
7.75% 2/1/19		1,575	1,673
PVH Corp. 4.5% 12/15/22		10,925	10,761
			29,273
TOTAL CONSUMER DISCRETIONARY			793,873
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.5%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(k)		$ 4,195	$ 4,258
9.25% 2/15/19 (f)		8,755	9,434
ESAL GmbH 6.25% 2/5/23 (f)		10,175	10,022
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (f)		1,265	1,262
Rite Aid Corp.:
6.75% 6/15/21		14,625	15,832
9.25% 3/15/20		3,570	4,070
Roundy's Supermarket, Inc. 10.25% 12/15/20 (f)		1,125	1,188
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		1,465	1,604
Tops Markets LLC 8.875% 12/15/17		2,820	3,067
			50,737
Food Products - 0.6%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,233
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		6,105	6,532
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		8,240	8,343
H.J. Heinz Co. 4.25% 10/15/20		9,880	9,942
JBS Investments GmbH 7.25% 4/3/24 (f)		5,755	5,985
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)		2,960	3,175
8.25% 2/1/20 (f)		3,315	3,597
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		1,680	1,625
Post Holdings, Inc.:
6% 12/15/22 (f)		2,340	2,387
7.375% 2/15/22		1,055	1,141
7.375% 2/15/22 (f)		1,445	1,562
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,706
			51,228
Household Products - 0.0%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		1,415	1,521
6.625% 11/15/22		1,675	1,813
			3,334
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,650
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		1,235	1,167
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. 9% 10/1/18		$ 5,005	$ 5,293
Prestige Brands, Inc. 8.125% 2/1/20		770	859
Revlon Consumer Products Corp. 5.75% 2/15/21		18,693	19,207
			28,176
TOTAL CONSUMER STAPLES			133,475
ENERGY - 6.5%
Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc. 6.5% 2/1/20		1,120	1,194
Basic Energy Services, Inc. 7.75% 10/15/22		3,640	4,068
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		3,200	3,248
Forbes Energy Services Ltd. 9% 6/15/19		3,755	3,896
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		2,515	2,666
McDermott International, Inc. 8% 5/1/21 (f)		4,380	4,500
Offshore Group Investment Ltd.:
7.125% 4/1/23		13,035	13,231
7.5% 11/1/19		2,265	2,395
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		9,695	10,252
Precision Drilling Corp.:
5.25% 11/15/24 (f)		4,310	4,343
6.5% 12/15/21		940	1,022
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	2,218
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,708
			54,741
Oil, Gas & Consumable Fuels - 5.9%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	7,382
4.875% 3/15/24		2,630	2,778
Afren PLC:
6.625% 12/9/20 (f)		2,315	2,390
10.25% 4/8/19 (Reg. S)		2,700	3,061
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21		3,175	3,112
6.625% 10/1/20		4,825	5,127
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20		4,800	5,532
Chaparral Energy, Inc. 9.875% 10/1/20		1,845	2,080
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Concho Resources, Inc.:
5.5% 4/1/23		$ 13,120	$ 14,104
6.5% 1/15/22		6,135	6,764
Continental Resources, Inc. 5% 9/15/22		7,215	7,846
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	7,004
6.125% 3/1/22 (f)		3,445	3,626
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		7,290	7,691
Denbury Resources, Inc. 5.5% 5/1/22		5,500	5,624
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		4,975	4,689
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	5,535
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		2,615	2,792
Energy Partners Ltd. 8.25% 2/15/18		11,490	12,294
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,496
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		3,780	3,991
Global Partners LP / GLP Finance Corp. 6.25% 7/15/22 (f)		1,030	1,030
Goodrich Petroleum Corp. 8.875% 3/15/19		3,485	3,712
Halcon Resources Corp.:
8.875% 5/15/21		4,140	4,451
9.75% 7/15/20		2,245	2,450
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		3,765	4,104
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		4,875	5,253
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	4,615	6,925
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		2,310	2,572
7% 5/5/20 (f)		3,500	3,981
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		2,675	2,623
5.75% 4/30/43 (f)		3,905	3,749
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (f)		3,810	3,953
5.625% 11/15/23 (f)		4,605	4,732
Kodiak Oil & Gas Corp. 5.5% 1/15/21		2,030	2,116
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22(Reg. S)		$ 5,910	$ 6,604
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		2,325	2,476
6.25% 6/15/22		6,243	6,820
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,880	3,802
Newfield Exploration Co. 5.625% 7/1/24		5,200	5,707
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,433
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		4,600	4,807
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (f)		2,400	2,502
7.25% 12/12/21 (f)		6,524	7,242
Pan American Energy LLC 7.875% 5/7/21 (f)		3,715	3,882
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		9,325	10,164
Pemex Project Funding Master Trust:
6.625% 6/15/35		10,810	12,729
6.625% 6/15/38		465	544
8.625% 12/1/23 (e)		500	637
Petrobras Global Finance BV 2.3665% 1/15/19 (k)		3,945	3,925
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		5,230	5,451
6.875% 1/20/40		6,450	6,756
8.375% 12/10/18		4,035	4,792
Petroleos de Venezuela SA:
4.9% 10/28/14		10,710	10,688
6% 11/15/26 (f)		5,305	3,422
8.5% 11/2/17 (f)		42,780	40,012
9% 11/17/21 (Reg. S)		3,065	2,605
9.75% 5/17/35 (f)		15,005	12,289
12.75% 2/17/22 (f)		8,730	8,828
Petroleos Mexicanos:
3.5% 1/30/23		4,655	4,546
4.875% 1/24/22		3,930	4,251
4.875% 1/18/24		3,495	3,748
4.875% 1/18/24 (f)		190	204
5.5% 1/21/21		5,510	6,185
5.5% 6/27/44		5,640	5,871
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
6% 3/5/20		$ 1,990	$ 2,277
6.375% 1/23/45 (f)		7,555	8,773
6.5% 6/2/41		9,685	11,259
6.625% (f)(g)		17,143	17,786
PT Adaro Indonesia 7.625% 10/22/19 (f)		7,319	7,685
PT Pertamina Persero:
4.3% 5/20/23 (f)		2,930	2,771
4.3% 5/20/23 (Reg S.)		600	566
4.875% 5/3/22 (f)		5,190	5,151
5.25% 5/23/21 (f)		3,385	3,487
5.625% 5/20/43 (f)		2,830	2,540
5.625% 5/20/43 (Reg. S)		1,300	1,167
6% 5/3/42 (f)		4,020	3,759
6.5% 5/27/41 (f)		6,080	6,065
QEP Resources, Inc. 5.25% 5/1/23		5,955	6,089
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		4,060	4,436
Range Resources Corp.:
5% 8/15/22		6,060	6,424
5% 3/15/23		9,130	9,723
5.75% 6/1/21		2,030	2,192
Rice Energy, Inc. 6.25% 5/1/22 (f)		2,675	2,742
Rosetta Resources, Inc.:
5.625% 5/1/21		4,560	4,691
5.875% 6/1/22		4,750	4,964
Sabine Pass Liquefaction LLC:
5.625% 4/15/23		7,375	7,688
5.75% 5/15/24 (f)		6,320	6,589
SemGroup Corp. 7.5% 6/15/21		4,100	4,490
Southern Star Central Corp. 5.125% 7/15/22 (f)		2,570	2,589
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23		1,300	1,359
6.375% 8/1/22		1,995	2,170
6.875% 2/1/21		2,785	3,015
Teekay Corp. 8.5% 1/15/20		3,695	4,268
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,430
Tesoro Corp. 5.375% 10/1/22		3,340	3,490
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		1,010	1,063
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp.: - continued
6.125% 10/15/21		$ 2,735	$ 2,920
W&T Offshore, Inc. 8.5% 6/15/19		4,890	5,281
Western Refining, Inc. 6.25% 4/1/21		6,375	6,662
Whiting Petroleum Corp.:
5% 3/15/19		3,480	3,663
5.75% 3/15/21		3,480	3,811
WPX Energy, Inc. 6% 1/15/22		7,035	7,510
YPF SA:
8.75% 4/4/24 (f)		4,495	4,697
8.875% 12/19/18 (f)		7,140	7,533
Zhaikmunai International BV 7.125% 11/13/19 (f)		5,430	5,905
			562,171
TOTAL ENERGY			616,912
FINANCIALS - 6.7%
Banks - 1.1%
Banco Daycoval SA 5.75% 3/19/19 (f)		2,175	2,269
Banco de Galicia y Buenos Aires SA 16% 1/1/19(Reg. S)		1,140	1,197
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,580	4,924
CIT Group, Inc.:
5% 8/15/22		8,305	8,596
5.375% 5/15/20		10,385	11,148
5.5% 2/15/19 (f)		10,070	10,913
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		1,745	1,656
Development Bank of Philippines 8.375% (g)(k)		6,540	6,993
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	137,400	2,246
FBN Finance Co. BV 8.25% 8/7/20 (f)(k)		2,080	2,158
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		4,850	4,976
6.25% 4/30/19 (f)		5,545	5,726
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		6,095	6,522
7.75% 7/5/17 (Reg. S)		1,100	1,177
HSBK BV 7.25% 5/3/17 (f)		3,970	4,283
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		2,170	2,316
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Banks - continued
RSHB Capital SA 6% 6/3/21 (f)(k)		$ 1,535	$ 1,543
SB Capital SA 5.5% 2/26/24 (f)(k)		4,040	3,929
Vnesheconombank Via VEB Finance PLC 6.902% 7/9/20 (f)		3,105	3,377
Volkswagen Bank GmbH 1.5% 2/13/19 (Reg. S)	EUR	2,550	3,564
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (f)		1,530	1,566
6.75% 2/8/17 (f)		5,525	5,912
Zenith Bank PLC 6.25% 4/22/19 (f)		3,095	3,084
			100,075
Capital Markets - 0.1%
Morgan Stanley, Inc. 2.375% 3/31/21 (Reg. S)	EUR	6,000	8,486
Consumer Finance - 2.7%
Ally Financial, Inc.:
7.5% 9/15/20		47,655	57,424
8% 3/15/20		32,755	39,797
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		2,105	2,273
General Motors Acceptance Corp. 8% 11/1/31		27,890	35,664
GMAC LLC 8% 11/1/31		64,378	82,243
SLM Corp.:
5.5% 1/25/23		22,735	22,536
7.25% 1/25/22		12,720	14,072
8% 3/25/20		7,185	8,308
			262,317
Diversified Financial Services - 1.6%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.5% 5/15/21 (f)		8,055	8,196
Aquarius Investments Luxemburg 8.25% 2/18/16		5,805	5,994
Barry Callebaut Services NV 5.5% 6/15/23 (f)		5,915	6,239
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		11,060	10,341
City of Buenos Aires 9.95% 3/1/17 (f)		5,720	5,797
Comcel Trust 6.875% 2/6/24 (f)		2,325	2,511
GTB Finance BV:
6% 11/8/18 (f)		5,530	5,502
7.5% 5/19/16 (f)		3,875	4,064
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		4,195	4,583
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		7,260	7,478
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
5.875% 2/1/22		$ 18,530	$ 19,410
6% 8/1/20		25,690	27,520
Imperial Tobacco Finance:
2.25% 2/26/21 (Reg. S)	EUR	2,450	3,456
3.375% 2/26/26 (Reg. S)	EUR	4,400	6,439
4.875% 6/7/32 (Reg. S)	GBP	1,500	2,623
Landry's Acquisition Co. 9.375% 5/1/20 (f)		905	996
Magnesita Finance Ltd. 8.625% (f)(g)		2,595	2,569
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		3,320	3,353
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		4,520	4,757
Pacnet Ltd. 9% 12/12/18 (f)		305	330
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		3,635	4,039
TMK Capital SA 7.75% 1/27/18		10,425	10,816
Unite (USAF) II PLC 3.374% 6/30/28	GBP	4,450	7,343
			154,356
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		6,445	6,904
Real Estate Investment Trusts - 0.6%
Crown Castle International Corp. 5.25% 1/15/23		8,270	8,621
CTR Partnership LP / CareTrust Capital Corp. 5.875% 6/1/21 (f)		700	705
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		4,335	4,649
6.875% 5/1/21		7,955	8,671
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		13,845	14,678
7.5% 2/15/20		4,860	5,225
Prologis LP 3% 6/2/26	EUR	6,000	8,304
The Geo Group, Inc. 5.125% 4/1/23		1,910	1,910
			52,763
Real Estate Management & Development - 0.5%
CBRE Group, Inc.:
5% 3/15/23		7,430	7,504
6.625% 10/15/20		5,565	5,906
Howard Hughes Corp. 6.875% 10/1/21 (f)		10,865	11,626
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		$ 285	$ 279
11.5% 7/20/20 (Reg. S)		15	16
KWG Property Holding Ltd. 12.5% 8/18/17 (f)		2,335	2,498
Realogy Corp. 9% 1/15/20 (f)		3,740	4,254
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		7,370	7,481
7.75% 4/15/20 (f)		2,754	3,009
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		2,545	2,551
5.875% 6/15/24 (f)		6,140	6,317
			51,441
TOTAL FINANCIALS			636,342
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.2%
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	6,095
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,107
5.875% 3/15/22		19,190	20,797
5.875% 5/1/23		7,155	7,486
6.25% 2/15/21		5,850	6,281
6.5% 2/15/20		9,920	11,160
7.5% 2/15/22		12,110	13,972
7.75% 5/15/21		6,743	7,392
HealthSouth Corp. 5.75% 11/1/24		3,000	3,173
InVentiv Health, Inc. 11% 8/15/18 (f)		905	864
LifePoint Hospitals, Inc. 5.5% 12/1/21 (f)		2,205	2,315
MPH Acquisition Holdings LLC 6.625% 4/1/22 (f)		2,060	2,158
ResCare, Inc. 10.75% 1/15/19		2,735	2,988
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		3,075	3,152
5.5% 2/1/21		2,250	2,363
Tenet Healthcare Corp.:
5% 3/1/19 (f)		2,235	2,266
6.875% 11/15/31		11,540	11,165
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Truven Health Analytics, Inc. 10.625% 6/1/20		$ 4,285	$ 4,703
UHS Escrow Corp. 7% 10/1/18		1,020	1,068
			115,505
Pharmaceuticals - 0.5%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		9,870	10,968
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		1,340	1,437
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		3,070	3,147
6.75% 8/15/21 (f)		9,090	9,681
7.5% 7/15/21 (f)		7,215	7,991
VPI Escrow Corp. 6.375% 10/15/20 (f)		18,005	19,130
			52,354
TOTAL HEALTH CARE			167,859
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		800	584
12% 11/1/14 pay-in-kind		1,552	1,540
Bombardier, Inc. 6.125% 1/15/23 (f)		4,810	4,954
GenCorp, Inc. 7.125% 3/15/21		1,340	1,464
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		15,595	16,492
7.125% 3/15/21		1,675	1,830
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,978
			31,842
Airlines - 0.6%
Air Canada:
5.375% 11/15/22 (f)		1,659	1,717
7.75% 4/15/21 (f)		3,800	4,038
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,291
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		3,555	3,749
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		749	812
6.125% 4/29/18 (f)		1,720	1,840
7.25% 11/10/19		4,055	4,745
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,354	9,857
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass-thru trust certificates: - continued
8.021% 8/10/22		$ 2,900	$ 3,393
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		2,440	2,431
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		1,847	2,124
8.028% 11/1/17		493	558
U.S. Airways Group, Inc. 6.125% 6/1/18		7,310	7,721
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		4,380	5,135
Series 2012-2 Class B, 6.75% 12/3/22		1,799	1,963
Series 2013-1 Class B, 5.375% 5/15/23		2,310	2,391
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		5,111	5,852
United Continental Holdings, Inc. 6.375% 6/1/18		960	1,037
			60,654
Commercial Services & Supplies - 0.9%
ADT Corp. 6.25% 10/15/21		13,075	13,860
APX Group, Inc.:
6.375% 12/1/19		3,875	4,020
8.75% 12/1/20		5,655	5,740
Bakercorp International, Inc. 8.25% 6/1/19		2,915	3,010
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		3,420	3,651
Cenveo Corp.:
6% 8/1/19 (f)		2,480	2,480
8.5% 9/15/22 (f)		4,265	4,233
Clean Harbors, Inc.:
5.125% 6/1/21		3,050	3,117
5.25% 8/1/20		3,395	3,501
Covanta Holding Corp.:
5.875% 3/1/24		3,120	3,229
7.25% 12/1/20		4,940	5,385
Garda World Security Corp. 7.25% 11/15/21 (f)		1,825	1,919
Iron Mountain, Inc. 5.75% 8/15/24		3,800	3,931
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		2,955	3,154
R.R. Donnelley & Sons Co.:
6% 4/1/24		1,925	1,944
7% 2/15/22		3,500	3,859
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.: - continued
7.875% 3/15/21		$ 4,975	$ 5,721
TMS International Corp. 7.625% 10/15/21 (f)		970	1,035
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,677
			81,466
Construction & Engineering - 0.2%
Cementos Progreso Trust 7.125% 11/6/23 (f)		2,015	2,176
MasTec, Inc. 4.875% 3/15/23		5,255	5,176
Odebrecht Finance Ltd. 7.5% (f)(g)		10,645	10,978
			18,330
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		2,505	2,486
6.5% 5/15/19 (f)		5,310	5,649
			8,135
Machinery - 0.2%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		1,700	1,815
Schaeffler Finance BV 4.75% 5/15/21 (f)		4,880	5,026
Terex Corp. 6% 5/15/21		12,145	13,086
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (f)(k)		800	852
			20,779
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		5,205	5,439
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		5,710	5,881
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		4,035	4,196
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		3,240	3,507
			19,023
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (f)		2,375	2,660
Swift Services Holdings, Inc. 10% 11/15/18		5,120	5,478
Western Express, Inc. 12.5% 4/15/15 (f)		4,010	3,248
			11,386
Trading Companies & Distributors - 1.5%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		1,185	1,306
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Aircastle Ltd.:
4.625% 12/15/18		$ 3,405	$ 3,507
6.25% 12/1/19		5,850	6,406
7.625% 4/15/20		3,750	4,378
International Lease Finance Corp.:
3.875% 4/15/18		7,100	7,278
4.625% 4/15/21		6,645	6,861
5.875% 4/1/19		19,260	21,186
5.875% 8/15/22		5,215	5,697
6.25% 5/15/19		19,100	21,392
7.125% 9/1/18 (f)		4,539	5,265
8.25% 12/15/20		21,490	26,540
8.625% 1/15/22		21,585	27,089
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		1,505	1,595
			138,500
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		6,730	7,067
TOTAL INDUSTRIALS			397,182
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (f)		7,530	8,019
8.875% 1/1/20 (f)		2,695	3,052
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		4,255	4,510
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,230
Lucent Technologies, Inc.:
6.45% 3/15/29		15,280	15,127
6.5% 1/15/28		4,220	4,178
			38,116
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
4.625% 2/15/20		4,785	4,917
5% 2/15/23		2,495	2,582
Jabil Circuit, Inc. 4.7% 9/15/22		2,650	2,683
			10,182
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.2%
Bankrate, Inc. 6.125% 8/15/18 (f)		$ 3,550	$ 3,767
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,874
j2 Global, Inc. 8% 8/1/20		3,460	3,745
VeriSign, Inc. 4.625% 5/1/23		4,375	4,322
			15,708
IT Services - 0.4%
Audatex North America, Inc.:
6% 6/15/21 (f)		9,200	9,821
6.125% 11/1/23 (f)		1,345	1,436
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		2,360	2,726
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (f)		4,825	4,873
First Data Corp.:
11.25% 1/15/21		3,945	4,606
11.75% 8/15/21		14,430	17,118
			40,580
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 7% 7/1/24 (f)		4,430	4,524
Entegris, Inc. 6% 4/1/22 (f)		1,275	1,313
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		5,520	5,534
5.75% 2/15/21 (f)		5,005	5,262
5.75% 3/15/23 (f)		11,595	12,189
			28,822
Software - 0.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		18,545	19,982
6.125% 9/15/23 (f)		4,825	5,308
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(k)		1,885	1,927
Nuance Communications, Inc. 5.375% 8/15/20 (f)		2,445	2,531
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(k)		3,425	3,562
			33,310
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
4.75% 6/1/23 (f)		$ 9,740	$ 9,813
4.75% 1/1/25 (f)		4,335	4,302
			14,115
TOTAL INFORMATION TECHNOLOGY			180,833
MATERIALS - 3.5%
Chemicals - 1.4%
Axiall Corp. 4.875% 5/15/23		1,585	1,577
Chemtura Corp. 5.75% 7/15/21		2,355	2,443
Eagle Spinco, Inc. 4.625% 2/15/21		2,690	2,670
Hexion U.S. Finance Corp. 6.625% 4/15/20		11,765	12,471
LSB Industries, Inc. 7.75% 8/1/19		1,680	1,798
Momentive Performance Materials, Inc. 10% 10/15/20		17,435	18,568
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		44,218	47,203
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		2,020	2,113
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(k)		7,545	7,869
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		3,380	3,684
PolyOne Corp.:
5.25% 3/15/23		3,085	3,170
7.375% 9/15/20		1,845	2,004
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)		3,435	3,607
8.25% 1/15/21 (f)		1,730	1,817
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		2,120	2,141
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)		1,680	1,793
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		1,245	1,391
TPC Group, Inc. 8.75% 12/15/20 (f)		7,335	8,124
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		9,985	10,759
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		2,450	2,671
			137,873
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Construction Materials - 0.1%
Prince Mineral Holding Corp. 11.75% 12/15/19 (f)		$ 1,685	$ 1,900
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,215	3,400
			5,300
Containers & Packaging - 0.7%
Ardagh Finance Holdings SA 8.625% 6/15/19pay-in-kind (f)(k)		11,300	11,598
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)(h)		1,680	1,681
6.25% 1/31/19 (f)		2,410	2,470
6.75% 1/31/21 (f)		2,790	2,881
7% 11/15/20 (f)		530	549
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		5,435	5,571
6% 6/15/17 (f)		2,720	2,788
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		2,060	2,070
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,523
7.5% 12/15/96		3,685	3,501
Graphic Packaging International, Inc. 4.75% 4/15/21		1,555	1,586
Sappi Papier Holding GmbH 7.75% 7/15/17 (f)		2,355	2,620
Sealed Air Corp. 5.25% 4/1/23 (f)		2,540	2,578
Silgan Holdings, Inc. 5% 4/1/20		9,600	9,840
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		2,710	3,028
			65,284
Metals & Mining - 1.2%
Aleris International, Inc.:
6% 6/1/20 (f)		33	66
9% 12/15/14 pay-in-kind (c)(k)		2,790	0
Alrosa Finance SA 7.75% 11/3/20 (f)		7,085	7,838
Edgen Murray Corp. 8.75% 11/1/20 (f)		3,848	4,396
EVRAZ Group SA:
6.5% 4/22/20 (f)		2,625	2,448
8.25% 11/10/15 (f)		7,465	7,796
9.5% 4/24/18 (Reg. S)		4,950	5,327
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		4,222	4,064
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		3,308	3,407
7% 2/15/21 (f)		5,078	5,224
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
First Quantum Minerals Ltd.: - continued
7.25% 5/15/22 (f)		$ 4,260	$ 4,441
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		5,365	4,936
4.875% 10/7/20 (Reg. S)		400	368
Metinvest BV:
8.75% 2/14/18 (Reg. S)		455	396
10.25% 5/20/15 (f)		10,315	9,928
10.25% 5/20/15 (Reg. S)		250	241
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (e)(f)		2,265	974
Mirabela Nickel Ltd. 8.75% 4/15/18 (c)(f)		1,135	261
New Gold, Inc. 7% 4/15/20 (f)		1,480	1,582
Nord Gold NV 6.375% 5/7/18 (f)		7,775	7,688
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		8,070	7,989
5.625% 4/29/20 (Reg. S)		500	495
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		7,005	7,495
11.25% 10/15/18		10,610	11,830
Southern Copper Corp.:
6.75% 4/16/40		2,285	2,484
7.5% 7/27/35		3,875	4,511
Steel Dynamics, Inc. 5.25% 4/15/23		2,365	2,448
Walter Energy, Inc. 9.5% 10/15/19 (f)		5,735	5,821
			114,454
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		1,410	1,516
NewPage Corp.:
0% 5/1/49 (c)(k)		1,770	0*
11.375% 12/31/14 (c)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		5,480	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		7,010	7,378
			8,894
TOTAL MATERIALS			331,805
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 2.1%
Altice Financing SA:
6.5% 1/15/22 (f)		$ 10,799	$ 11,501
7.875% 12/15/19 (f)		4,820	5,275
Altice Finco SA:
8.125% 1/15/24 (f)		8,730	9,625
9.875% 12/15/20 (f)		5,655	6,517
Citizens Communications Co.:
7.875% 1/15/27		4,895	5,060
9% 8/15/31		3,655	3,938
Consolidated Communications, Inc. 10.875% 6/1/20		2,395	2,796
Eileme 2 AB 11.625% 1/31/20 (f)		9,395	11,227
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		4,990	5,377
Frontier Communications Corp. 8.5% 4/15/20		12,120	14,302
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		3,105	3,365
7.375% 7/29/20		620	672
Koninklijke KPN NV 3.25% 2/1/21	EUR	8,064	11,952
Level 3 Communications, Inc. 8.875% 6/1/19		1,640	1,794
Level 3 Financing, Inc. 8.125% 7/1/19		3,845	4,196
Lynx I Corp. 5.375% 4/15/21 (f)		3,220	3,381
Lynx II Corp. 6.375% 4/15/23 (f)		1,820	1,975
Sprint Capital Corp.:
6.875% 11/15/28		21,420	21,634
8.75% 3/15/32		9,551	11,031
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (f)		2,785	2,997
6.75% 12/13/22 (Reg. S)		200	215
TW Telecom Holdings, Inc.:
5.375% 10/1/22		13,160	14,394
5.375% 10/1/22		5,155	5,638
6.375% 9/1/23		5,780	6,575
U.S. West Communications:
6.875% 9/15/33		2,535	2,550
7.25% 9/15/25		535	629
7.25% 10/15/35		1,455	1,507
Virgin Media Finance PLC 4.875% 2/15/22		5,445	5,132
Wind Acquisition Finance SA:
4.75% 7/15/20 (f)(h)		10,675	10,756
7.375% 4/23/21 (f)		10,660	11,380
			197,391
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	54,500	$ 4,166
Digicel Group Ltd.:
6% 4/15/21 (f)		$ 28,925	29,865
7% 2/15/20 (f)		980	1,034
7.125% 4/1/22 (f)		31,140	32,463
8.25% 9/1/17 (f)		1,385	1,425
8.25% 9/30/20 (f)		50,155	54,669
Intelsat Jackson Holdings SA:
5.5% 8/1/23		19,610	19,512
7.25% 4/1/19		11,235	11,951
7.25% 10/15/20		5,620	6,056
7.5% 4/1/21		11,095	12,149
Millicom International Cellular SA 4.75% 5/22/20 (f)		2,560	2,560
MTS International Funding Ltd. 8.625% 6/22/20 (f)		9,315	11,019
NII International Telecom S.C.A.:
7.875% 8/15/19 (f)		4,120	3,564
11.375% 8/15/19 (f)		2,380	2,106
Sprint Corp. 7.125% 6/15/24 (f)		6,730	7,134
T-Mobile U.S.A., Inc.:
6.125% 1/15/22		7,790	8,257
6.25% 4/1/21		15,470	16,437
6.5% 1/15/24		15,740	16,795
6.625% 4/1/23		18,651	20,236
6.633% 4/28/21		7,440	8,054
6.731% 4/28/22		3,775	4,072
6.836% 4/28/23		4,520	4,921
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		3,615	3,800
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		13,470	14,716
VimpelCom Holdings BV 9% 2/13/18 (Reg S.)	RUB	27,850	788
			297,749
TOTAL TELECOMMUNICATION SERVICES			495,140
UTILITIES - 2.3%
Electric Utilities - 0.1%
Comision Federal de Electricid 5.75% 2/14/42 (f)		1,600	1,700
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		3,664	2,821
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Majapahit Holding BV 7.75% 1/20/20 (f)		$ 2,110	$ 2,469
Mirant Americas Generation LLC 9.125% 5/1/31		4,075	4,187
			11,177
Gas Utilities - 0.4%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		3,895	4,197
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	8,411
8% 3/1/32		3,400	4,646
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,581
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		2,721	2,959
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		9,943	10,141
			32,935
Independent Power Producers & Energy Traders - 1.8%
Calpine Corp.:
7.5% 2/15/21 (f)		5,058	5,488
7.875% 7/31/20 (f)		6,547	7,103
7.875% 1/15/23 (f)		14,796	16,498
Energy Future Holdings Corp.:
10.875% 11/1/17		10,985	13,402
11.25% 11/1/17 pay-in-kind (c)(k)		8,822	10,763
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21		30,866	35,805
12.25% 3/1/22 (f)		31,045	38,185
Listrindo Capital BV 6.95% 2/21/19 (f)		1,500	1,616
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		2,480	3,187
The AES Corp.:
4.875% 5/15/23		5,485	5,430
5.5% 3/15/24		2,635	2,694
TXU Corp.:
5.55% 11/15/14		1,864	1,407
6.5% 11/15/24		15,240	11,506
6.55% 11/15/34		29,755	22,465
			175,549
Nonconvertible Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		$ 3,690	$ 4,284
TOTAL UTILITIES			223,945
TOTAL NONCONVERTIBLE BONDS (Cost $3,688,525)			3,977,366
U.S. Government and Government Agency Obligations - 17.8%

U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		8,670	8,697
Tennessee Valley Authority:
1.75% 10/15/18		15,059	15,178
3.5% 12/15/42		4,504	4,134
5.25% 9/15/39		1,138	1,379
5.375% 4/1/56		7,000	8,374
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			37,762
U.S. Treasury Obligations - 16.6%
U.S. Treasury Bonds:
3.375% 5/15/44		5,943	5,971
3.625% 8/15/43		3,536	3,727
3.625% 2/15/44		121,792	128,262
5.25% 2/15/29		18,341	23,488
5.375% 2/15/31 (j)		16,479	21,611
6.125% 8/15/29 (i)		9,280	12,940
7.5% 11/15/16		2,850	3,313
7.5% 11/15/24		5,690	8,296
7.875% 2/15/21		6,800	9,294
8.125% 5/15/21		9,286	12,923
9.875% 11/15/15		11,595	13,130
U.S. Treasury Notes:
0.25% 2/15/15		29,000	29,032
0.25% 7/15/15		44,225	44,266
0.25% 4/15/16		3,728	3,719
0.25% 5/15/16		10,407	10,377
0.375% 1/15/16		137,003	137,212
0.5% 6/30/16		116,571	116,662
0.5% 7/31/17		46,952	46,321
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 7/15/16		$ 53,392	$ 53,551
0.625% 4/30/18		28,163	27,494
0.75% 6/30/17		36,912	36,759
0.875% 1/31/17		1,865	1,873
0.875% 5/15/17		8,337	8,347
0.875% 1/31/18		68,149	67,489
0.875% 7/31/19		34,096	32,780
1% 9/30/16		25,787	26,037
1% 10/31/16		35,137	35,466
1% 5/31/18		28,936	28,617
1.25% 11/30/18		13,000	12,881
1.375% 7/31/18		4,355	4,360
1.375% 9/30/18		11,963	11,946
1.375% 2/28/19		41,776	41,463
1.5% 12/31/18		5,624	5,626
1.5% 1/31/19		38,339	38,306
1.625% 4/30/19		50,979	51,063
1.625% 6/30/19		42,839	42,832
1.875% 8/31/17		7,700	7,917
1.875% 9/30/17		5,400	5,549
1.875% 10/31/17		13,764	14,144
2% 5/31/21		24,000	23,814
2.125% 6/30/21		11,000	10,995
2.25% 3/31/21		51,137	51,672
2.25% 4/30/21		51,692	52,185
2.375% 7/31/17		20,000	20,877
2.375% 6/30/18		7,978	8,315
2.5% 5/15/24		4,280	4,271
2.625% 4/30/16		3,137	3,265
2.75% 11/30/16		10,000	10,509
2.75% 2/15/24		112,583	115,063
3% 9/30/16		8,408	8,869
3% 2/28/17		55,584	58,897
3.5% 2/15/18		18,226	19,741
4.5% 5/15/17		13,745	15,176
TOTAL U.S. TREASURY OBLIGATIONS			1,588,693
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5005% 12/7/20 (NCUA Guaranteed) (k)		$ 2,516	$ 2,521
Series 2011-R1 Class 1A, 0.6015% 1/8/20 (NCUA Guaranteed) (k)		5,071	5,094
Series 2011-R4 Class 1A, 0.5315% 3/6/20 (NCUA Guaranteed) (k)		2,197	2,201
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		3,550	3,590
2.35% 6/12/17 (NCUA Guaranteed)		31,000	32,330
3.45% 6/12/21 (NCUA Guaranteed)		25,300	27,025
TOTAL OTHER GOVERNMENT RELATED			72,761
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,676,236)			1,699,216
U.S. Government Agency - Mortgage Securities - 2.4%

Fannie Mae - 0.6%
1.925% 9/1/33 (k)		506	526
1.925% 11/1/35 (k)		374	390
2.04% 11/1/33 (k)		87	91
2.044% 10/1/35 (k)		32	33
2.19% 3/1/37 (k)		25	27
2.204% 1/1/35 (k)		270	284
2.259% 3/1/33 (k)		125	132
2.303% 6/1/36 (k)		46	49
2.338% 9/1/36 (k)		134	140
2.369% 6/1/47 (k)		147	157
2.379% 7/1/35 (k)		208	221
2.381% 2/1/37 (k)		556	595
2.393% 11/1/36 (k)		47	50
2.476% 5/1/36 (k)		51	54
2.503% 2/1/36 (k)		61	65
2.517% 4/1/36 (k)		371	397
2.542% 6/1/42 (k)		471	486
2.89% 8/1/35 (k)		816	874
2.949% 11/1/40 (k)		292	307
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
2.982% 9/1/41 (k)		$ 324	$ 339
3.083% 10/1/41 (k)		154	161
3.163% 3/1/42 (k)		13,257	13,964
3.189% 1/1/44 (k)		7,107	7,393
3.229% 7/1/41 (k)		536	567
3.348% 10/1/41 (k)		290	305
3.5% 1/1/26 to 9/1/26		116	123
3.553% 7/1/41 (k)		545	579
5% 5/1/22 to 12/1/22		9,340	10,090
5.5% 5/1/15 to 1/1/29		5,356	5,856
6% 6/1/16 to 10/1/16		35	36
6.5% 8/1/14 to 8/1/36		6,190	7,115
7.5% 1/1/28		31	37
TOTAL FANNIE MAE			51,443
Freddie Mac - 0.2%
1.82% 3/1/35 (k)		139	143
1.95% 3/1/37 (k)		36	38
1.954% 1/1/36 (k)		93	98
2.022% 2/1/37 (k)		55	57
2.05% 6/1/37 (k)		31	33
2.06% 1/1/37 (k)		285	298
2.095% 8/1/37 (k)		93	98
2.121% 5/1/37 (k)		78	82
2.16% 6/1/33 (k)		292	306
2.29% 10/1/35 (k)		227	239
2.35% 7/1/35 (k)		170	180
2.362% 10/1/36 (k)		420	445
2.375% 5/1/37 (k)		79	84
2.385% 5/1/37 (k)		1,038	1,110
2.385% 5/1/37 (k)		566	602
2.415% 6/1/37 (k)		273	292
2.418% 4/1/37 (k)		96	103
2.451% 6/1/37 (k)		62	66
2.49% 9/1/35 (k)		66	70
2.492% 4/1/35 (k)		8	8
2.498% 2/1/36 (k)		6	6
2.595% 4/1/37 (k)		9	9
2.673% 7/1/35 (k)		264	283
2.795% 7/1/36 (k)		128	138
3.067% 10/1/35 (k)		61	65
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
3.084% 9/1/41 (k)		$ 2,952	$ 3,098
3.234% 4/1/41 (k)		322	339
3.239% 9/1/41 (k)		319	336
3.281% 6/1/41 (k)		424	447
3.469% 5/1/41 (k)		356	377
3.621% 6/1/41 (k)		557	591
3.695% 5/1/41 (k)		511	543
5.5% 11/1/18 to 11/1/21		8,123	8,704
6% 1/1/24		1,793	1,980
6.5% 7/1/14 to 3/1/22		782	852
8.5% 3/1/20		1	1
TOTAL FREDDIE MAC			22,121
Ginnie Mae - 1.6%
4.3% 8/20/61 (o)		3,385	3,645
4.5% 3/15/25 to 6/15/25		5,752	6,240
4.515% 3/20/62 (o)		11,651	12,746
4.53% 10/20/62 (o)		3,510	3,865
4.55% 5/20/62 (o)		21,221	23,260
4.556% 12/20/61 (o)		12,763	13,949
4.604% 3/20/62 (o)		6,037	6,624
4.626% 3/20/62 (o)		4,292	4,703
4.649% 2/20/62 (o)		2,378	2,608
4.65% 3/20/62 (o)		3,981	4,370
4.682% 2/20/62 (o)		3,064	3,358
4.684% 1/20/62 (o)		14,092	15,424
4.751% 12/20/60 (o)		3,401	3,681
4.804% 3/20/61 (o)		7,697	8,369
4.834% 3/20/61 (o)		14,341	15,601
5.47% 8/20/59 (o)		1,906	2,028
5.492% 4/20/60 (o)		8,885	9,829
5.5% 11/15/35		2,375	2,675
5.612% 4/20/58 (o)		2,611	2,702
6% 6/15/36		5,094	5,836
7% 9/15/25 to 8/15/31		25	30
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Ginnie Mae - continued
7.5% 2/15/22 to 8/15/28		$ 51	$ 60
8% 12/15/26		0*	0*
TOTAL GINNIE MAE			151,603
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $220,256)			225,167
Collateralized Mortgage Obligations - 3.1%

U.S. Government Agency - 3.1%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.652% 9/25/23 (k)		671	673
Series 2010-15 Class FJ, 1.082% 6/25/36 (k)		5,830	5,934
Series 2010-86 Class FE, 0.602% 8/25/25 (k)		701	706
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		3,413	3,630
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		22	23
Series 2003-113 Class PE, 4% 11/25/18		871	911
Series 2003-70 Class BJ, 5% 7/25/33		587	639
Series 2004-80 Class LD, 4% 1/25/19		85	85
Series 2005-19 Class PA, 5.5% 7/25/34		2,173	2,385
Series 2005-27 Class NE, 5.5% 5/25/34		2,659	2,804
Series 2005-52 Class PB, 6.5% 12/25/34		148	153
Series 2005-64 Class PX, 5.5% 6/25/35		2,077	2,271
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,529
Series 2011-126 Class KB, 4% 12/25/41		3,844	3,940
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		80	84
Series 2003-117 Class MD, 5% 12/25/23		1,295	1,401
Series 2004-91 Class Z, 5% 12/25/34		5,275	5,814
Series 2004-95 Class AN, 5.5% 1/25/25		157	159
Series 2005-117 Class JN, 4.5% 1/25/36		808	883
Series 2005-14 Class ZB, 5% 3/25/35		2,003	2,211
Series 2005-47 Class HK, 4.5% 6/25/20		3,013	3,184
Series 2006-72 Class CY, 6% 8/25/26		1,779	1,980
Series 2009-14 Class EB, 4.5% 3/25/24		2,865	3,041
Series 2009-59 Class HB, 5% 8/25/39		2,749	3,033
Series 2010-97 Class CX, 4.5% 9/25/25		5,300	5,844
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer: - continued
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		$ 421	$ 34
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		635	50
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		3,407	589
Series 2010-39 Class FG, 1.072% 3/25/36 (k)		3,553	3,643
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		1,357	125
Series 2011-67 Class AI, 4% 7/25/26 (m)		996	113
Freddie Mac:
floater:
Series 2630 Class FL, 0.6518% 6/15/18 (k)		21	21
Series 2711 Class FC, 1.0518% 2/15/33 (k)		2,263	2,296
floater planned amortization class Series 2770 Class FH, 0.5518% 3/15/34 (k)		2,323	2,339
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		1,426	1,453
Series 2101 Class PD, 6% 11/15/28		68	75
Series 2376 Class JE, 5.5% 11/15/16		75	78
Series 2381 Class OG, 5.5% 11/15/16		41	42
Series 2425 Class JH, 6% 3/15/17		106	111
Series 2672 Class MG, 5% 9/15/23		3,360	3,699
Series 2695 Class DG, 4% 10/15/18		1,810	1,904
Series 2996 Class MK, 5.5% 6/15/35		210	236
Series 3415 Class PC, 5% 12/15/37		1,020	1,101
Series 3763 Class QA, 4% 4/15/34		2,270	2,397
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		3,550	3,803
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		6,860	7,805
Series 2303 Class ZV, 6% 4/15/31		166	183
Series 2877 Class ZD, 5% 10/15/34		6,210	6,901
Series 3277 Class B, 4% 2/15/22		2,800	2,962
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,231
Series 3578 Class B, 4.5% 9/15/24		3,373	3,552
Series 2715 Class NG, 4.5% 12/15/18		1,358	1,439
Series 4181 Class LA, 3% 3/15/37		4,802	4,954
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6493% 7/20/37 (k)		1,232	1,241
Series 2008-2 Class FD, 0.6293% 1/20/38 (k)		308	310
Series 2008-73 Class FA, 1.0093% 8/20/38 (k)		1,796	1,830
Series 2008-83 Class FB, 1.0493% 9/20/38 (k)		1,854	1,890
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2009-108 Class CF, 0.7511% 11/16/39 (k)		$ 1,473	$ 1,488
Series 2009-116 Class KF, 0.6811% 12/16/39 (k)		1,249	1,260
Series 2010-9 Class FA, 0.6711% 1/16/40 (k)		1,961	1,978
Series 2010-H17 Class FA, 0.4805% 7/20/60 (k)(o)		5,619	5,561
Series 2010-H18 Class AF, 0.4505% 9/20/60 (k)(o)		6,176	6,104
Series 2010-H19 Class FG, 0.4505% 8/20/60 (k)(o)		7,801	7,712
Series 2010-H27 Series FA, 0.5305% 12/20/60 (k)(o)		2,349	2,329
Series 2011-H05 Class FA, 0.6505% 12/20/60 (k)(o)		4,132	4,119
Series 2011-H07 Class FA, 0.6505% 2/20/61 (k)(o)		7,366	7,344
Series 2011-H12 Class FA, 0.6405% 2/20/61 (k)(o)		9,410	9,378
Series 2011-H13 Class FA, 0.6505% 4/20/61 (k)(o)		3,678	3,667
Series 2011-H14:
Class FB, 0.6505% 5/20/61 (k)(o)		4,230	4,217
Class FC, 0.6505% 5/20/61 (k)(o)		3,985	3,973
Series 2011-H17 Class FA, 0.6805% 6/20/61 (k)(o)		5,348	5,338
Series 2011-H21 Class FA, 0.7505% 10/20/61 (k)(o)		5,735	5,741
Series 2012-H01 Class FA, 0.8505% 11/20/61 (k)(o)		4,857	4,883
Series 2012-H03 Class FA, 0.8505% 1/20/62 (k)(o)		3,011	3,027
Series 2012-H06 Class FA, 0.7805% 1/20/62 (k)(o)		4,691	4,701
Series 2012-H07 Class FA, 0.7805% 3/20/62 (k)(o)		2,849	2,861
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		556	565
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		366	368
Series 2010-99 Class PT, 3.5% 8/20/33		481	485
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		2,094	384
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class: - continued
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		$ 4,910	$ 5,283
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		7,738	8,226
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		11,587	12,819
Series 2010-H17 Class XP, 5.3017% 7/20/60 (k)(o)		16,178	17,853
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(o)		12,450	13,732
Series 2011-71:
Class ZB, 5.5% 8/20/34		11,298	12,929
Class ZC, 5.5% 7/16/34		10,656	12,241
Series 2012-64 Class KB, 3.9572% 5/20/41 (k)		1,531	1,707
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $291,775)			294,997
Commercial Mortgage Securities - 1.0%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.502% 4/25/19 (k)		5,569	5,564
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,734
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		14,020	15,543
Series K009 Class A2, 3.808% 8/25/20		20,970	22,804
Series K034 Class A1, 2.669% 2/25/23		9,387	9,667
Series K032 Class A1, 3.016% 2/25/23		18,665	19,576
Series K501 Class A2, 1.655% 11/25/16		5,440	5,541
Series K714 Class A2, 3.097% 10/25/20		14,000	14,643
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $94,882)			96,072
Foreign Government and Government Agency Obligations - 23.5%

Argentine Republic:
7% 10/3/15		27,150	25,779
7% 4/17/17		20,890	19,203
Aruba Government 4.625% 9/14/23 (f)		2,340	2,284
Azerbaijan Republic 4.75% 3/18/24 (f)		2,120	2,184
Bahamian Republic 6.95% 11/20/29 (f)		1,405	1,561
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Banco Central del Uruguay:
value recovery A rights 1/2/21 (n)		$ 500,000	$ 0
value recovery B rights 1/2/21 (n)		750,000	0
Barbados Government 7% 8/4/22 (f)		1,223	1,110
Belarus Republic:
8.75% 8/3/15 (Reg. S)		13,355	13,740
8.95% 1/26/18		2,795	3,019
Brazilian Federative Republic:
4.25% 1/7/25		2,281	2,312
5.625% 1/7/41		12,185	13,099
7.125% 1/20/37		10,360	13,105
8.25% 1/20/34		8,565	11,863
12.25% 3/6/30		4,270	7,900
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		5,790	5,529
Buoni Poliennali del Tesoro:
1.5% 12/15/16	EUR	9,900	13,794
2.5% 5/1/19	EUR	109,300	157,582
3.5% 6/1/18	EUR	12,950	19,316
3.5% 3/1/30 (Reg. S)	EUR	5,350	7,468
4.5% 3/1/24	EUR	52,750	83,080
4.75% 9/1/28 (f)	EUR	4,250	6,757
Canadian Government:
1.25% 2/1/16	CAD	151,000	141,919
1.5% 6/1/23	CAD	43,450	38,665
3.5% 12/1/45	CAD	39,450	42,516
Central Bank of Nigeria warrants 11/15/20 (n)		6,250	1,050
City of Buenos Aires 12.5% 4/6/15 (f)		3,075	3,129
Colombian Republic:
5.625% 2/26/44		1,425	1,596
6.125% 1/18/41		4,240	5,077
7.375% 9/18/37		4,400	5,984
10.375% 1/28/33		7,480	11,818
Comision Federal de Electricid 5.75% 2/14/42 (Reg. S)		200	213
Congo Republic 3.5% 6/30/29 (e)		12,540	11,388
Costa Rican Republic:
4.25% 1/26/23 (f)		2,865	2,750
4.375% 4/30/25 (f)		1,610	1,504
5.625% 4/30/43 (f)		640	572
7% 4/4/44 (f)		2,875	2,990
Croatia Republic:
5.5% 4/4/23 (f)		4,115	4,274
6% 1/26/24 (f)		1,500	1,609
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Croatia Republic: - continued
6.25% 4/27/17 (f)		$ 3,625	$ 3,926
6.375% 3/24/21 (f)		4,715	5,181
6.625% 7/14/20 (f)		3,405	3,805
6.75% 11/5/19 (f)		3,660	4,104
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		1,785	1,814
5.875% 7/25/22 (f)		2,345	2,412
5.875% 7/25/22		740	761
6% 1/14/19 (f)		3,515	3,700
6.25% 10/4/20 (f)		7,185	7,641
6.25% 7/27/21 (f)		3,640	3,840
7.4% 1/22/15 (f)		1,335	1,374
Dominican Republic:
1.1344% 8/30/24 (k)		6,913	6,014
5.875% 4/18/24 (f)		2,695	2,812
7.45% 4/30/44 (f)		5,295	5,669
7.5% 5/6/21 (f)		4,990	5,696
9.04% 1/23/18 (f)		1,347	1,486
Dutch Government:
1.75% 7/15/23 (Reg. S)	EUR	31,600	44,832
2% 7/15/24	EUR	36,650	52,576
El Salvador Republic:
7.625% 2/1/41 (f)		1,545	1,622
7.65% 6/15/35 (Reg. S)		2,435	2,633
8.25% 4/10/32 (Reg. S)		1,435	1,632
French Government:
OAT 3.25% 5/25/45	EUR	22,850	34,766
1% 5/25/19	EUR	41,100	57,520
Georgia Republic 6.875% 4/12/21 (f)		1,400	1,586
German Federal Republic 1.75% 2/15/24	EUR	7,725	11,099
Hungarian Republic:
5.375% 3/25/24		2,242	2,399
5.75% 11/22/23		3,656	4,031
7.625% 3/29/41		5,615	7,191
Indonesian Republic:
3.375% 4/15/23 (f)		2,640	2,449
4.875% 5/5/21 (f)		6,605	6,935
5.25% 1/17/42 (f)		4,305	4,090
5.375% 10/17/23		2,750	2,918
5.875% 3/13/20 (f)		5,570	6,183
6.625% 2/17/37 (f)		5,025	5,578
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Indonesian Republic: - continued
6.75% 1/15/44 (f)		$ 5,410	$ 6,222
7.75% 1/17/38 (f)		10,525	13,117
8.5% 10/12/35 (Reg. S)		9,515	12,607
11.625% 3/4/19 (f)		5,670	7,730
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		10,755	11,078
7.25% 4/15/19 (f)		9,140	9,346
8.25% 4/15/24 (f)		1,500	1,547
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		27,880	33,967
5.5% 12/4/23		12,385	15,076
Italian Republic:
4% 2/1/37	EUR	11,300	16,341
4.75% 5/1/17	EUR	17,500	26,567
4.75% 9/1/44	EUR	13,850	21,621
Ivory Coast 7.7743% 12/31/32 (e)		7,775	7,532
Japan Government:
0.1% 4/15/15	JPY	4,679,000	46,204
0.1% 10/15/15	JPY	8,012,000	79,112
1.8% 3/20/43	JPY	1,350,000	13,733
1.9% 9/20/30	JPY	7,665,000	84,651
Jordanian Kingdom:
2.503% 10/30/20		25,601	25,921
3.875% 11/12/15		3,285	3,301
Lebanese Republic:
4% 12/31/17		10,875	10,847
4.75% 11/2/16		2,550	2,579
5.15% 11/12/18		2,815	2,829
5.45% 11/28/19		5,445	5,459
6.375% 3/9/20		2,890	3,027
Moroccan Kingdom:
4.25% 12/11/22 (f)		3,360	3,364
5.5% 12/11/42 (f)		1,900	1,867
Panamanian Republic:
6.7% 1/26/36		1,850	2,282
8.875% 9/30/27		1,875	2,681
9.375% 4/1/29		1,570	2,336
Peruvian Republic:
4% 3/7/27 (e)		5,671	5,671
8.75% 11/21/33		6,490	9,878
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Philippine Republic:
7.75% 1/14/31		$ 6,060	$ 8,370
9.5% 2/2/30		6,720	10,508
10.625% 3/16/25		4,755	7,459
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		2,640	2,648
5.95% 8/22/23 (f)		3,790	3,998
Provincia de Cordoba 12.375% 8/17/17 (f)		5,685	5,472
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		3,795	3,748
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		2,800	3,053
Republic of Armenia 6% 9/30/20 (f)		8,270	8,725
Republic of Iraq 5.8% 1/15/28 (Reg. S)		10,720	9,648
Republic of Namibia 5.5% 11/3/21 (f)		1,595	1,709
Republic of Serbia:
5.25% 11/21/17 (f)		2,225	2,320
5.875% 12/3/18 (f)		4,525	4,813
6.75% 11/1/24 (f)		9,008	9,111
7.25% 9/28/21 (f)		2,500	2,850
Republic of Zambia 5.375% 9/20/22 (f)		1,810	1,704
Romanian Republic:
4.375% 8/22/23 (f)		3,400	3,484
6.125% 1/22/44 (f)		4,536	5,154
6.75% 2/7/22 (f)		5,692	6,795
Russian Federation:
4.5% 4/4/22 (f)		2,200	2,250
4.875% 9/16/23 (f)		7,000	7,228
5.625% 4/4/42 (f)		4,800	5,004
5.875% 9/16/43 (f)		4,600	4,911
7.5% 3/31/30 (Reg. S)		32,140	37,223
12.75% 6/24/28 (Reg. S)		17,655	30,570
South African Republic 5.875% 9/16/25		1,355	1,506
Spanish Kingdom:
2.1% 4/30/17	EUR	33,100	46,997
2.75% 10/31/24 (Reg. S)	EUR	9,700	13,244
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		3,000	2,985
Turkish Republic:
5.125% 3/25/22		3,795	4,009
5.625% 3/30/21		4,290	4,676
6.25% 9/26/22		4,590	5,172
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Turkish Republic: - continued
6.75% 4/3/18		$ 5,480	$ 6,187
6.75% 5/30/40		5,270	6,149
6.875% 3/17/36		10,920	12,858
7% 3/11/19		3,695	4,253
7.25% 3/5/38		6,770	8,361
7.375% 2/5/25		10,480	12,733
7.5% 11/7/19		7,605	9,016
8% 2/14/34		2,075	2,729
11.875% 1/15/30		3,915	6,698
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		5,145	4,862
Ukraine Government:
1.844% 5/16/19		9,193	9,183
7.75% 9/23/20 (f)		2,525	2,409
9.25% 7/24/17 (f)		6,895	6,981
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	29,500	49,412
2.25% 9/7/23	GBP	10,000	16,530
2.75% 1/22/15	GBP	57,850	100,237
3.5% 7/22/68	GBP	18,825	33,256
United Mexican States:
4.75% 3/8/44		10,256	10,461
5.55% 1/21/45		2,180	2,480
6.05% 1/11/40		10,640	12,896
6.75% 9/27/34		8,095	10,483
7.5% 4/8/33		2,900	4,002
8.3% 8/15/31		2,600	3,813
United Republic of Tanzania 6.332% 3/9/20 (k)		1,450	1,544
Uruguay Republic 7.875% 1/15/33 pay-in-kind		6,750	9,180
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		97,601	2,147
5.75% 2/26/16 (Reg S.)		24,355	23,064
6% 12/9/20		3,990	3,062
7% 3/31/38		3,410	2,396
8.5% 10/8/14		17,805	17,850
9% 5/7/23 (Reg. S)		15,940	13,629
9.25% 9/15/27		4,685	4,029
9.25% 5/7/28 (Reg. S)		5,385	4,523
9.375% 1/13/34		5,025	4,234
11.75% 10/21/26 (Reg. S)		8,910	8,723
11.95% 8/5/31 (Reg. S)		17,535	17,184
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
12.75% 8/23/22		$ 13,225	$ 13,589
13.625% 8/15/18		6,580	7,106
Vietnamese Socialist Republic:
1.1875% 3/12/16 (k)		2,247	1,978
4% 3/12/28 (e)		14,345	13,054
6.875% 1/15/16 (f)		3,440	3,681
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,130,122)			2,240,813
Supranational Obligations - 0.1%

European Bank for Reconstruction & Development 6.2% 6/27/15	INR	153,000	2,538
Inter-American Development Bank 4.75% 10/25/15(Reg. S)	INR	76,500	1,241
International Finance Corp. 7.75% 12/3/16	INR	87,000	1,463
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	5,419	7,533
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $12,259)			12,775
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.6%
Auto Components - 0.3%
Remy International, Inc.	122,400	2,858
TRW Automotive Holdings Corp. (a)	290,847	26,037
		28,895
Automobiles - 0.1%
General Motors Co.:
warrants 7/10/16 (a)	140,844	3,748
warrants 7/10/19 (a)	140,844	2,614
Motors Liquidation Co. GUC Trust (a)	36,934	946
		7,308
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(r)	32,078	48
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
PB Investor I LLC (a)	37,963	$ 98
Station Holdco LLC (a)(p)(r)	4,989,172	12,872
Station Holdco LLC:
unit (a)(p)(r)	57,186	15
warrants 6/15/18 (a)(p)(r)	198,954	52
		13,037
Media - 0.1%
Haights Cross Communications, Inc. (a)	8,267	0
Interpublic Group of Companies, Inc.	311,586	6,079
TOTAL CONSUMER DISCRETIONARY		55,367
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	142,776	619
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A	3,883,237	0
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	68,276	1,262
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	0
Airlines - 0.0%
Delta Air Lines, Inc.	20,500	794
Building Products - 0.0%
Nortek, Inc. warrants 12/7/14 (a)	7,154	275
Commercial Services & Supplies - 0.1%
WP Rocket Holdings, Inc.	2,118,984	2,649
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	6,088	511
Class B (a)	2,029	170
		681
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	406,682	$ 10,608
TOTAL INDUSTRIALS		15,007
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	49,030	691
Spansion, Inc. Class A (a)	2,105	44
		735
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	5,694	601
Metals & Mining - 0.0%
Aleris International, Inc. (a)(r)	38,307	1,233
TOTAL MATERIALS		1,834
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	252
TOTAL COMMON STOCKS (Cost $61,819)		75,076
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	57,438	439
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp. 6.50% (a)	305,400	16,475
TOTAL CONVERTIBLE PREFERRED STOCKS		16,914
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.0%
Goldman Sachs Group, Inc. Series K, 6.375% (a)	218,984	$ 5,764
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (f)	25,686	25,751
TOTAL FINANCIALS		31,515
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	1,550,603	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		31,515
TOTAL PREFERRED STOCKS (Cost $35,638)		48,429
Bank Loan Obligations - 2.7%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (k)		$ 10,310	10,284
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (k)		1,575	1,605
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)		2,250	2,329
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (k)		9,683	9,683
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)		2,625	2,615
TGI Friday's, Inc.:
Tranche B 1LN, term loan 6/30/20 (q)		1,515	1,517
Tranche B 2LN, term loan 6/30/21 (q)		1,690	1,665
			29,698
Media - 0.2%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (k)		2,145	2,145
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	8	7
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Livent, Inc.: - continued
Tranche B, term loan 18% 1/15/49 pay-in-kind	CAD	5	$ 4
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (k)		$ 10,147	10,166
			12,322
Specialty Retail - 0.0%
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (k)		831	821
TOTAL CONSUMER DISCRETIONARY			42,841
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (k)		2,865	2,887
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (k)		7,622	7,622
TOTAL CONSUMER STAPLES			10,509
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (k)		4,066	4,051
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (k)		3,207	3,339
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (k)		16,650	17,191
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)		2,000	2,035
Panda Temple Power, LLC term loan 7.25% 4/3/19 (k)		1,010	1,037
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (k)		1,015	1,010
			24,612
TOTAL ENERGY			28,663
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (k)		$ 1,105	$ 1,137
Sheridan Investment Partners I term loan 4.25% 12/16/20 (k)		1,458	1,458
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (k)		203	203
Tranche M, term loan 4.25% 12/16/20 (k)		76	76
TransUnion LLC Tranche B, term loan 4% 4/9/21 (k)		10,643	10,643
			13,517
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)		401	401
TOTAL FINANCIALS			13,918
HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (k)		12,516	12,579
INDUSTRIALS - 0.2%
Airlines - 0.0%
Northwest Airlines Corp. Tranche A, term loan 1.99% 12/24/18 (k)		2,678	2,517
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)		1,728	1,730
Tranche B 2LN, term loan 8.25% 11/30/20 (k)		3,455	3,524
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)		1,756	1,774
			7,028
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.7101% 9/21/16 (k)		8,249	8,249
TOTAL INDUSTRIALS			17,794
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (k)		$ 2,383	$ 2,362
Software - 0.1%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (k)		6,935	7,178
TOTAL INFORMATION TECHNOLOGY			9,540
MATERIALS - 0.1%
Chemicals - 0.0%
Momentive Performance Materials, Inc. term loan 4% 4/15/15 (k)		1,060	1,063
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (k)		4,334	4,318
TOTAL MATERIALS			5,381
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)		7,140	7,390
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (k)		395	403
			7,793
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (k)		3,385	3,368
TOTAL TELECOMMUNICATION SERVICES			11,161
UTILITIES - 1.1%
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)		1,767	1,762
Bank Loan Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (k)		$ 103,451	$ 103,451
TOTAL UTILITIES			105,213
TOTAL BANK LOAN OBLIGATIONS (Cost $254,161)			257,599
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)		3,780	3,667
Goldman Sachs 1.1875% 12/14/19 (k)		3,464	3,360
Mizuho 1.1875% 12/14/19 (k)		2,475	2,401
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $8,784)			9,428
Fixed-Income Funds - 0.5%
Shares
Fidelity Floating Rate Central Fund (l) (Cost $30,810)	452,940	49,284
Preferred Securities - 2.1%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	$ 7,335	7,678
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	3,330	3,511
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (f)(g)	3,000	3,011
Preferred Securities - continued
	Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 1.9%
Banks - 1.8%
Bank of America Corp.:
5.125% (g)(k)	$ 10,690	$ 10,671
5.2% (g)(k)	23,520	22,621
8% (g)(k)	3,065	3,495
8.125% (g)(k)	2,245	2,549
Barclays Bank PLC 7.625% 11/21/22	15,665	18,015
Citigroup, Inc.:
5.9% (g)(k)	13,975	14,425
5.95% (g)(k)	25,260	26,144
6.3% (g)(k)	2,145	2,208
JPMorgan Chase & Co.:
5% (g)(k)	12,930	12,922
6% (g)(k)	23,845	24,915
6.125% (g)(k)	5,990	6,236
6.75% (g)(k)	3,295	3,644
Wells Fargo & Co.:
5.9% (g)(k)	20,195	21,584
7.98% (g)(k)	2,035	2,362
		171,791
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.7% (g)(k)	12,639	13,183
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (Reg. S) (g)	380	384
TOTAL FINANCIALS		185,358
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	250	259
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	6,300	5,963
TOTAL PREFERRED SECURITIES (Cost $200,881)		205,780
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	$ 0
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.11% (b) (Cost $267,722)	267,722,255	267,722
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 25,683	101
Call Options - 0.0%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	25,683	1,371
TOTAL PURCHASED SWAPTIONS (Cost $1,536)			1,472
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $8,975,406)	9,461,196
NET OTHER ASSETS (LIABILITIES) - 0.9%	86,288
NET ASSETS - 100%	$ 9,547,484
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
175 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	$ 21,905	$ 63
460 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2014	101,013	(30)
320 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2014	38,228	(26)
217 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2014	29,770	332
244 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2014	36,585	600
TOTAL TREASURY CONTRACTS		$ 227,501	$ 939

The face value of futures purchased as a percentage of net assets is 2.4%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Sep. 2016	$ 7,225	3-month LIBOR	1%	$ (4)	$ 0	$ (4)
CME	Sep. 2019	4,223	3-month LIBOR	2.25%	(29)	0	(29)
CME	Sep. 2024	65,309	3-month LIBOR	3.25%	(827)	0	(827)
CME	Sep. 2044	665	4%	3-month LIBOR	17	0	17
TOTAL INTEREST RATE SWAPS					$ (843)	$ 0	$ (843)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,860,266,000 or 19.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,966,000.
(j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,963,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(q) The coupon rate will be determined upon settlement of the loan after period end.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,220,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 62
Station Holdco LLC	6/17/11 - 3/15/12	$ 5,096
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 4
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 15,269
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 108
Fidelity Floating Rate Central Fund	1,190
Total	$ 1,298
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 48,677	$ -	$ -	$ 49,284	3.5%
Other Information

The following is a summary of the inputs used, as of June 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 55,367	$ 42,282	$ -	$ 13,085
Consumer Staples	1,058	-	619	439
Financials	31,515	5,764	25,751	-
Health Care	1,262	-	-	1,262
Industrials	15,007	1,069	-	13,938
Information Technology	735	735	-	-
Materials	1,834	601	-	1,233
Utilities	16,727	16,727	-	-
Corporate Bonds	3,977,366	-	3,977,241	125
U.S. Government and Government Agency Obligations	1,699,216	-	1,699,216	-
U.S. Government Agency - Mortgage Securities	225,167	-	225,167	-
Collateralized Mortgage Obligations	294,997	-	294,997	-
Commercial Mortgage Securities	96,072	-	96,072	-
Foreign Government and Government Agency Obligations	2,240,813	-	2,235,142	5,671
Supranational Obligations	12,775	-	12,775	-
Bank Loan Obligations	257,599	-	251,302	6,297
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Sovereign Loan Participations	$ 9,428	$ -	$ -	$ 9,428
Fixed-Income Funds	49,284	49,284	-	-
Preferred Securities	205,780	-	198,102	7,678
Other	-	-	-	-
Money Market Funds	267,722	267,722	-	-
Purchased Swaptions	1,472	-	1,472	-
Total Investments in Securities:	$ 9,461,196	$ 384,184	$ 9,017,856	$ 59,156
Other Derivative Instruments:
Assets
Futures Contracts	$ 995	$ 995	$ -	$ -
Swaps	17	-	17	-
Total Assets	$ 1,012	$ 995	$ 17	$ -
Liabilities
Futures Contracts	$ (56)	$ (56)	$ -	$ -
Swaps	(860)	-	(860)	-
Total Liabilities	$ (916)	$ (56)	$ (860)	$ -
Total Other Derivative Instruments:	$ 96	$ 939	$ (843)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 995	$ (56)
Purchased Swaptions (b)	1,472	-
Swaps (c)	17	(860)
Total Value of Derivatives	$ 2,484	$ (916)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

(c) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	62.3%
Italy	3.9%
Canada	3.2%
United Kingdom	2.8%
Netherlands	2.6%
Luxembourg	2.5%
Japan	2.4%
Venezuela	1.9%
France	1.6%
Mexico	1.4%
Bermuda	1.3%
Turkey	1.3%
Indonesia	1.2%
Argentina	1.2%
Cayman Islands	1.0%
Russia	1.0%
Others (Individually Less Than 1%)	8.4%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,676,874)	$ 9,144,190
Fidelity Central Funds (cost $298,532)	317,006
Total Investments (cost $8,975,406)		$ 9,461,196
Cash		777
Receivable for investments sold		114,410
Receivable for fund shares sold		24,239
Dividends receivable		199
Interest receivable		108,420
Distributions receivable from Fidelity Central Funds		218
Receivable for daily variation margin for derivative instruments		150
Other receivables		5
Total assets		9,709,614

Liabilities
Payable for investments purchased Regular delivery	$ 114,574
Delayed delivery	14,727
Payable for fund shares redeemed	21,322
Distributions payable	2,952
Accrued management fee	4,434
Distribution and service plan fees payable	2,661
Other affiliated payables	1,345
Other payables and accrued expenses	115
Total liabilities		162,130

Net Assets		$ 9,547,484
Net Assets consist of:
Paid in capital		$ 8,937,002
Undistributed net investment income		35,403
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		91,808
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		483,271
Net Assets		$ 9,547,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,142,260 ÷ 328,956 shares)	$ 12.59

Maximum offering price per share (100/96.00 of $12.59)	$ 13.11
Class T: Net Asset Value and redemption price per share ($1,252,398 ÷ 99,512 shares)	$ 12.59

Maximum offering price per share (100/96.00 of $12.59)	$ 13.11
Class B: Net Asset Value and offering price per share ($120,427 ÷ 9,532 shares)A	$ 12.63

Class C: Net Asset Value and offering price per share ($1,750,177 ÷ 139,342 shares)A	$ 12.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,282,222 ÷ 178,890 shares)	$ 12.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2014 (Unaudited)

Investment Income
Dividends		$ 3,213
Interest		214,059
Income from Fidelity Central Funds		1,298
Total income		218,570

Expenses
Management fee	$ 26,433
Transfer agent fees	7,254
Distribution and service plan fees	15,959
Accounting and security lending fees	775
Custodian fees and expenses	137
Independent trustees' compensation	18
Registration fees	136
Audit	62
Legal	23
Miscellaneous	48
Total expenses before reductions	50,845
Expense reductions	(2)	50,843
Net investment income (loss)		167,727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	123,631
Foreign currency transactions	68
Futures contracts	4,788
Swaps	(2,762)
Total net realized gain (loss)		125,725
Change in net unrealized appreciation (depreciation) on: Investment securities	243,096
Assets and liabilities in foreign currencies	(359)
Futures contracts	2,996
Swaps	(2,591)
Total change in net unrealized appreciation (depreciation)		243,142
Net gain (loss)		368,867
Net increase (decrease) in net assets resulting from operations		$ 536,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2014 (Unaudited)	Year ended December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 167,727	$ 392,931
Net realized gain (loss)	125,725	79,457
Change in net unrealized appreciation (depreciation)	243,142	(494,592)
Net increase (decrease) in net assets resulting from operations	536,594	(22,204)
Distributions to shareholders from net investment income	(163,277)	(375,680)
Distributions to shareholders from net realized gain	-	(131,306)
Total distributions	(163,277)	(506,986)
Share transactions - net increase (decrease)	(379,334)	(2,254,341)
Total increase (decrease) in net assets	(6,017)	(2,783,531)

Net Assets
Beginning of period	9,553,501	12,337,032
End of period (including undistributed net investment income of $35,403 and undistributed net investment income of $30,953, respectively)	$ 9,547,484	$ 9,553,501

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.69	$ 12.07	$ 12.38	$ 12.13	$ 9.77
Income from Investment Operations
Net investment income (loss) E	.225	.449	.479	.536	.622	.681
Net realized and unrealized gain (loss)	.485	(.441)	.776	.009	.500	2.345
Total from investment operations	.710	.008	1.255	.545	1.122	3.026
Distributions from net investment income	(.220)	(.431)	(.442)	(.572)	(.582)	(.566)
Distributions from net realized gain	-	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.220)	(.598)	(.635)	(.855)	(.872)	(.666)
Net asset value, end of period	$ 12.59	$ 12.10	$ 12.69	$ 12.07	$ 12.38	$ 12.13
Total ReturnB, C, D	5.91%	.08%	10.57%	4.47%	9.48%	31.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%A	.98%	.98%	.99%	.99%	1.01%
Expenses net of fee waivers, if any	1.00%A	.98%	.98%	.99%	.99%	1.01%
Expenses net of all reductions	1.00%A	.98%	.98%	.99%	.99%	1.01%
Net investment income (loss)	3.68%A	3.61%	3.83%	4.29%	5.00%	6.14%
Supplemental Data
Net assets, end of period (in millions)	$ 4,142	$ 4,205	$ 5,582	$ 4,746	$ 4,169	$ 3,725
Portfolio turnover rateG	123%A	135%	126%	221%	207%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 12.68	$ 12.07	$ 12.38	$ 12.12	$ 9.77
Income from Investment Operations
Net investment income (loss) E	.225	.449	.479	.536	.621	.675
Net realized and unrealized gain (loss)	.485	(.431)	.766	.009	.511	2.341
Total from investment operations	.710	.018	1.245	.545	1.132	3.016
Distributions from net investment income	(.220)	(.431)	(.442)	(.572)	(.582)	(.566)
Distributions from net realized gain	-	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.220)	(.598)	(.635)	(.855)	(.872)	(.666)
Net asset value, end of period	$ 12.59	$ 12.10	$ 12.68	$ 12.07	$ 12.38	$ 12.12
Total ReturnB, C, D	5.92%	.17%	10.49%	4.48%	9.57%	31.64%
Ratios to Average Net Assets F, H
Expenses before reductions	.99%A	.98%	.98%	.98%	.99%	1.01%
Expenses net of fee waivers, if any	.99%A	.98%	.98%	.98%	.99%	1.01%
Expenses net of all reductions	.99%A	.98%	.98%	.98%	.99%	1.01%
Net investment income (loss)	3.69%A	3.61%	3.83%	4.29%	5.00%	6.14%
Supplemental Data
Net assets, end of period (in millions)	$ 1,252	$ 1,265	$ 1,554	$ 1,471	$ 1,571	$ 1,579
Portfolio turnover rateG	123%A	135%	126%	221%	207%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 12.72	$ 12.11	$ 12.42	$ 12.16	$ 9.80
Income from Investment Operations
Net investment income (loss) E	.183	.362	.391	.449	.535	.600
Net realized and unrealized gain (loss)	.484	(.432)	.765	.007	.509	2.348
Total from investment operations	.667	(.070)	1.156	.456	1.044	2.948
Distributions from net investment income	(.177)	(.343)	(.353)	(.483)	(.494)	(.488)
Distributions from net realized gain	-	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.177)	(.510)	(.546)	(.766)	(.784)	(.588)
Net asset value, end of period	$ 12.63	$ 12.14	$ 12.72	$ 12.11	$ 12.42	$ 12.16
Total ReturnB, C, D	5.53%	(.54)%	9.67%	3.72%	8.77%	30.72%
Ratios to Average Net Assets F, H
Expenses before reductions	1.69%A	1.69%	1.69%	1.69%	1.70%	1.72%
Expenses net of fee waivers, if any	1.69%A	1.69%	1.69%	1.69%	1.70%	1.72%
Expenses net of all reductions	1.69%A	1.69%	1.69%	1.69%	1.70%	1.72%
Net investment income (loss)	2.99%A	2.90%	3.12%	3.59%	4.30%	5.43%
Supplemental Data
Net assets, end of period (in millions)	$ 120	$ 137	$ 204	$ 244	$ 307	$ 348
Portfolio turnover rateG	123%A	135%	126%	221%	207%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.07	$ 12.66	$ 12.05	$ 12.36	$ 12.10	$ 9.76
Income from Investment Operations
Net investment income (loss) E	.179	.355	.384	.441	.528	.597
Net realized and unrealized gain (loss)	.485	(.440)	.767	.010	.512	2.327
Total from investment operations	.664	(.085)	1.151	.451	1.040	2.924
Distributions from net investment income	(.174)	(.338)	(.348)	(.478)	(.490)	(.484)
Distributions from net realized gain	-	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.174)	(.505)	(.541)	(.761)	(.780)	(.584)
Net asset value, end of period	$ 12.56	$ 12.07	$ 12.66	$ 12.05	$ 12.36	$ 12.10
Total ReturnB, C, D	5.54%	(.66)%	9.68%	3.71%	8.77%	30.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75%A	1.73%	1.73%	1.74%	1.74%	1.75%
Expenses net of fee waivers, if any	1.75%A	1.73%	1.73%	1.74%	1.74%	1.75%
Expenses net of all reductions	1.75%A	1.73%	1.73%	1.74%	1.74%	1.75%
Net investment income (loss)	2.93%A	2.86%	3.08%	3.54%	4.26%	5.40%
Supplemental Data
Net assets, end of period (in millions)	$ 1,750	$ 1,767	$ 2,238	$ 1,824	$ 1,609	$ 1,336
Portfolio turnover rateG	123%A	135%	126%	221%	207%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2014	Years ended December 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 12.84	$ 12.21	$ 12.52	$ 12.25	$ 9.87
Income from Investment Operations
Net investment income (loss) D	.243	.484	.514	.570	.657	.710
Net realized and unrealized gain (loss)	.491	(.437)	.779	.003	.514	2.361
Total from investment operations	.734	.047	1.293	.573	1.171	3.071
Distributions from net investment income	(.234)	(.460)	(.470)	(.600)	(.611)	(.591)
Distributions from net realized gain	-	(.167)	(.193)	(.283)	(.290)	(.100)
Total distributions	(.234)	(.627)	(.663)	(.883)	(.901)	(.691)
Net asset value, end of period	$ 12.76	$ 12.26	$ 12.84	$ 12.21	$ 12.52	$ 12.25
Total ReturnB, C	6.04%	.39%	10.78%	4.66%	9.80%	31.92%
Ratios to Average Net Assets E, G
Expenses before reductions	.76%A	.75%	.75%	.76%	.76%	.78%
Expenses net of fee waivers, if any	.76%A	.75%	.75%	.76%	.76%	.78%
Expenses net of all reductions	.76%A	.75%	.75%	.76%	.76%	.78%
Net investment income (loss)	3.92%A	3.84%	4.07%	4.52%	5.23%	6.37%
Supplemental Data
Net assets, end of period (in millions)	$ 2,282	$ 2,179	$ 2,759	$ 1,812	$ 1,481	$ 1,156
Portfolio turnover rateF	123%A	135%	126%	221%	207%	202%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales, futures transactions and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 585,041
Gross unrealized depreciation	(70,868)
Net unrealized appreciation (depreciation) on securities and other investments	$ 514,173

Tax cost	$ 8,947,023

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure/ Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 4,788	$ 2,996
Purchased Options	-	(64)
Swaps	(2,762)	(2,591)
Totals (a)	$ 2,026	$ 341

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation).

Semiannual Report

4. Derivative Instruments - continued

Swaps - continued

These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,394,750 and $3,568,958, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,142	$ 87
Class T	-%	.25%	1,558	28
Class B	.65%	.25%	577	418
Class C	.75%	.25%	8,682	732
			$ 15,959	$ 1,265

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 132
Class T	24
Class B*	84
Class C*	55
$ 295

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 3,113.15
Class T	920.15
Class B	124.19
Class C	1,262.15
Institutional Class	1,835.17
	$ 7,254

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $60.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2014	Year ended December 31, 2013
From net investment income
Class A	$ 73,437	$ 172,638
Class T	22,278	49,547
Class B	1,840	4,623
Class C	24,632	55,636
Institutional Class	41,090	93,236
Total	$ 163,277	$ 375,680
From net realized gain
Class A	$ -	$ 58,020
Class T	-	17,276
Class B	-	1,893
Class C	-	24,319
Institutional Class	-	29,798
Total	$ -	$ 131,306

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2014	Year ended December 31, 2013	Six months ended June 30, 2014	Year ended December 31, 2013
Class A
Shares sold	27,838	67,582	$ 343,553	$ 844,208
Reinvestment of distributions	5,394	14,640	66,754	180,437
Shares redeemed	(51,742)	(174,793)	(636,397)	(2,165,571)
Net increase (decrease)	(18,510)	(92,571)	$ (226,090)	$ (1,140,926)
Class T
Shares sold	6,908	18,626	$ 85,115	$ 232,419
Reinvestment of distributions	1,664	4,677	20,578	57,585
Shares redeemed	(13,610)	(41,312)	(167,343)	(512,416)
Net increase (decrease)	(5,038)	(18,009)	$ (61,650)	$ (222,412)
Class B
Shares sold	123	313	$ 1,536	$ 3,921
Reinvestment of distributions	123	421	1,525	5,199
Shares redeemed	(2,024)	(5,431)	(25,020)	(67,694)
Net increase (decrease)	(1,778)	(4,697)	$ (21,959)	$ (58,574)
Class C
Shares sold	8,312	20,484	$ 102,400	$ 255,848
Reinvestment of distributions	1,626	5,148	20,059	63,209
Shares redeemed	(16,935)	(56,133)	(207,729)	(693,259)
Net increase (decrease)	(6,997)	(30,501)	$ (85,270)	$ (374,202)
Institutional Class
Shares sold	27,803	57,763	$ 347,413	$ 729,921
Reinvestment of distributions	2,627	7,895	32,922	98,556
Shares redeemed	(29,298)	(102,739)	(364,700)	(1,286,704)
Net increase (decrease)	1,132	(37,081)	$ 15,635	$ (458,227)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

SI-USAN-0814
1.787775.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2014